 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 3, 1998.

                                            1933 ACT REGISTRATION NO. 333-16617
                                            1940 ACT REGISTRATION NO. 811-07747
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                --------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
       SECURITIES ACT OF 1933            [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No. 2     [X]
                                    and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 2                    [X]

                       (Check appropriate box or boxes)

                                --------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST I
              (Exact name of Registrant as Specified in Charter)

  333 West Wacker Drive, Chicago,                      60606
              Illinois
  (Address of Principal Executive                   (Zip Code)
              Office)
      Registrant's Telephone Number, including Area Code: (312) 917-7700
  Gifford R. Zimmerman, Esq.--Vice            With a copy to:
 President and Assistant Secretary            Thomas S. Harman
       333 West Wacker Drive
      Chicago, Illinois 60606         Morgan Lewis & Bockius LLP

   (Name and Address of Agent for         1800 M Street, N.W.
              Service)
                                        Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box):
[_]
  Immediately upon filing pursu-
  ant to paragraph (b)                 [_] on (date) pursuant to paragraph
                                       [_] (a)(1)
                                           75 days after filing pursuant to
                                           paragraph (a)(2)
[_]
                                       [_]
  on       pursuant to paragraph           on (date) pursuant to paragraph
  (b)                                      (a)(2) of Rule 485.

If appropriate, check the following box:

[X]
  60 days after filing pursuant
  to paragraph (a)(1)
[_]
  This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES (DESIGNATED AS CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES) OF THE FOLLOWING SERIES: NUVEEN FLAGSHIP ARIZONA MUNICIPAL BOND FUND; NUVEEN FLAGSHIP COLORADO MUNICIPAL BOND FUND; NUVEEN FLAGSHIP FLORIDA MUNICIPAL BOND FUND; NUVEEN MARYLAND MUNICIPAL BOND FUND; NUVEEN FLAGSHIP NEW MEXICO MUNICIPAL BOND FUND; NUVEEN FLAGSHIP PENNSYLVANIA MUNICIPAL BOND FUND; NUVEEN FLAGSHIP VIRGINIA MUNICIPAL BOND FUND; AND AN INDEFINITE NUMBER OF SHARES (DESIGNATED AS CLASS A SHARES, CLASS C SHARES AND CLASS R SHARES) OF THE FOLLOWING SERIES: NUVEEN FLAGSHIP FLORIDA INTERMEDIATE MUNICIPAL BOND FUND. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDED MAY 31, 1997 WAS FILED ON OR ABOUT JULY 30, 1997.

                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                         COLORADO MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Beneficial Interest, $.01 par value............    240,309        $10.95           $0            $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $8,789,634. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $6,158,251. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $2,631,383.

                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                        NEW MEXICO MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Beneficial Interest, $.01 par value............     96,248        $10.75           $0            $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $9,396,878. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $8,362,216. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $1,034,662.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

NUVEEN Municipal Bond Funds

September 30, 1998

Prospectus

Dependable, tax-free income to help you keep more of what you earn.

[PHOTO APPEARS HERE]

Arizona

Colorado

New Mexico

Like all mutual fund shares these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

----------------------------
NOT         May lose value
            ----------------
FDIC-          No bank

INSURED       guarantee
----------------------------

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.


Investment Strategy

Risks

Fees, Charges
and Expenses

Shareholder
Instructions

Performance and
Current Portfolio
Information


Table of Contents

Section 1  The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                             1
 ..........................................................................
Nuveen Flagship Arizona Municipal Bond Fund                              2
 ..........................................................................
Nuveen Flagship Colorado Municipal Bond Fund                             4
 ..........................................................................
Nuveen Flagship New Mexico Municipal Bond Fund                           6
 ..........................................................................

Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                    8
 ..........................................................................
What Securities We Invest In                                             9
 ..........................................................................
How We Select Investments                                               10
 ..........................................................................
What the Risks Are                                                      11
 ..........................................................................
How We Manage Risk                                                      11
 ..........................................................................

Section 3  How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

How to Choose a Share Class                                             13
 ..........................................................................
How to Reduce Your Sales Charge                                         15
 ..........................................................................
How to Buy Shares                                                       15
 ..........................................................................
Systematic Investing                                                    16
 ..........................................................................
Systematic Withdrawal                                                   17
 ..........................................................................
Special Services                                                        17
 ..........................................................................
How to Sell Shares                                                      18

Section 4  General Information

This section summarizes the funds' distribution policies and other general fund information.

Distributions and Taxes                                                 20
 ..........................................................................
Distribution and Service Plans                                          21
 ..........................................................................
Net Asset Value                                                         22
 ..........................................................................
Fund Service Providers                                                  22
 ..........................................................................
Special State Considerations                                            23
 ..........................................................................

Section 5  Financial Highlights

This section provides the funds' financial performance for the past
5 years.

                                                              September 30, 1998
Section 1  The Funds


Nuveen Flagship Arizona Municipal Bond Fund
Nuveen Flagship Colorado Municipal Bond Fund
Nuveen Flagship New Mexico Municipal Bond Fund



Prospectus

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

To learn more about how Nuveen Mutual Funds can help you achieve your financial goals, talk with your financial adviser. Or call us at (800) 257-8787 for more information

A Century of Investment Experience

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and maintain wealth.

                                                         Section 1  The Funds  1

Nuveen Flagship Arizona Municipal Bond Fund


Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potential above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

  . Earn regular monthly tax-free dividends;

  . Preserve investment capital over time;

  . Reduce taxes on investment income;

  . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

  . Pursue an aggressive, high-growth investment strategy;

  . Invest through an IRA or 401(k) plan;

  . Avoid fluctuations in share price.


How the Fund Has Performed

The fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Adviser/SM/ for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund, peer group and market benchmark returns for the one-, five- and ten-year periods ending December 31, 1997. This information is intended to help you assess the potential rewards and risks of a fund investment. Of course, past results do not predict future performance.

Total Returns/1/

[BAR CHART APPEARS HERE]

1988   12.5%
1989    9.9%
1990    5.5%
1991   12.3%
1992   10.2%
1993   13.0%
1994   -5.6%
1995   19.0%
1996    3.1%
1997    9.6%

During the ten years ending December 31, 1997, the highest and lowest quarterly returns were 7.58% and -5.84%, respectively for the quarters ending 3/31/95 and 3/31/94.

            Average Annual Total Returns for
           the Periods Ending December 31, 1997
           ....................................
     Class            1 Year   5 Year   10 Year
-----------------------------------------------
Class A (Offer)        5.03%    6.56%     8.28%
Class A (NAV)          9.63%    7.48%     8.75%
Class B                4.74%    6.68%     8.27%
Class C                9.04%    6.89%     8.16%
Class R                9.84%    7.52%     8.77%
-----------------------------------------------
LB Market
 Benchmark/2/          9.19%    7.36%     8.58%
Lipper
 Peer Group/3/         9.39%    7.03%     8.35%

2  Section 1  The Funds

What are the Costs of Investing?


Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                               A       B       C       R/5/
----------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                            4.20%/6/ None    None     None
 ......................................................................
Maximum Sales Charge Imposed
on Reinvested Dividends                  None    None    None     None
 ......................................................................
Exchange Fees                            None    None    None     None
 ......................................................................
Deferred Sales Charge/7/                 None/8/   5%/9/   1%/10/ None
 ......................................................................

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                                A      B      C      R
-------------------------------------------------------------------
Management Fees                           .55%   .55%   .55%   .55%
12b-1 Distribution and Service Fees       .20%   .95%   .75%    --%
Other Expenses                            .15%   .16%   .15%   .15%
Total Operating Expenses                  .83%  1.51%  1.35%   .63%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                         Redemption                 No Redemption
Share Class      A       B       C      R      A       B       C      R
-------------------------------------------------------------------------
1 Year         $  501  $  550  $  137  $ 64  $  501  $  154  $  137  $ 64
 .........................................................................
3 Years        $  674  $  797  $  428  $202  $  674  $  477  $  428  $202
 .........................................................................
5 Years        $  861  $  939  $  739  $351  $  861  $  824  $  739  $351
 .........................................................................
10 Years       $1,402  $1,618  $1,624  $786  $1,402  $1,618  $1,624  $786
 .........................................................................

How the Fund Is Invested (as of 5/31/98)

Portfolio Statistics

Weighted Average Maturity               14.7 years
 ..................................................
Weighted Average Duration                7.7 years
 ..................................................
Weighted Average Credit Quality                AA+
 ..................................................
Number of Issues                               129
 ..................................................

Credit Quality

AAA                                            77%
 ..................................................
AA                                              8%
 ..................................................
A                                               7%
 ..................................................
BBB/NR                                          8%
 ..................................................

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Tax Obligation          (28%)
U.S. Guaranteed         (23%)
Other                   (17%)
Health Care             (13%)
Tax Obligation-Limited  (11%)
Water/Sewer              (8%)

1. Class R total returns reflect actual performance for all periods; Classes A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see What are the Costs of Investing?). The year-to-date return as of 6/30/98 was 2.33%. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year annual return table does.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.  As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  3

Nuveen Flagship Colorado Municipal Bond Fund


Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potential above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

  . Earn regular monthly tax-free dividends;

  . Preserve investment capital over time;

  . Reduce taxes on investment income;

  . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

  . Pursue an aggressive, high-growth investment strategy;

  . Invest through an IRA or 401(k) plan;

  . Avoid fluctuations in share price.


How the Fund Has Performed

The fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Adviser/SM/ for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund, peer group and market benchmark returns for the one-, five- and ten-year periods ending December 31, 1997. This information is intended to help you assess the potential rewards and risks of a fund investment. Of course, past results do not predict future performance.

Total Returns/1/

[BAR CHART APPEARS HERE]

1988   12.1%
1989    9.4%
1990    5.3%
1991   11.6%
1992    9.2%
1993   12.9%
1994   -5.8%
1995   18.4%
1996    4.3%
1997   11.9%

During the ten years ending December 31, 1997, the highest and lowest quarterly returns were 6.45% and -5.94%, respectively for the quarters ending 3/31/95 and 3/31/94.

                   Average Annual Total Returns for
                 the Periods Ending December 31, 1997
                 ....................................
     Class            1 Year   5 Year   10 Year
-----------------------------------------------
Class A (Offer)        7.26%    7.08%     8.28%
Class A (NAV)         11.92%    8.01%     8.75%
Class B                7.33%    7.27%     8.27%
Class C               11.25%    7.58%     8.34%
Class R               12.21%    8.06%     8.77%
-----------------------------------------------
LB Market
 Benchmark/2/          9.19%    7.36%     8.58%
Lipper
 Peer Group/3/         9.39%    7.03%     8.35%

4  Section 1  The Funds

What are the Costs of Investing?


Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                               A        B       C       R/5/
----------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                            4.20%/6/  None    None     None
 .......................................................................
Maximum Sales Charge Imposed
on Reinvested Dividends                  None     None    None     None
 .......................................................................
Exchange Fees                            None     None    None     None
 .......................................................................
Deferred Sales Charge/7/                 None/8/    5%/9/   1%/10/ None
 .......................................................................

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                               A       B      C      R
-------------------------------------------------------------------
Management Fees                           .55%   .55%   .55%   .55%
 ...................................................................
12b-1 Distribution and Service Fees       .20%   .95%   .75%     -%
 ...................................................................
Other Expenses                            .15%   .16%   .15%   .15%
 ...................................................................
Total Operating Expenses                 1.00%  1.75%  1.55%   .80%
 ...................................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                         Redemption                 No Redemption
 Share Class     A       B       C      R      A       B       C      R
-------------------------------------------------------------------------
1 Year         $  518  $  573  $  158  $ 82  $  518  $  178  $  158  $ 82
 .........................................................................
3 Years        $  725  $  868  $  490  $255  $  725  $  551  $  490  $255
 .........................................................................
5 Years        $  949  $1,063  $  845  $444  $  949  $  949  $  845  $444
 .........................................................................
10 Years       $1,593  $1,864  $1,845  $990  $1,593  $1,864  $1,845  $990
 .........................................................................

How the Fund Is Invested (as of 5/31/98)

Portfolio Statistics

Weighted Average Maturity          20.2 years
 .............................................
Weighted Average Duration           8.6 years
 .............................................
Weighted Average Credit Quality            AA
 .............................................
Number of Issues                           56
 .............................................

Credit Quality

AAA                                       62%
 .............................................
AA                                        16%
 .............................................
A                                          6%
 .............................................
BBB/NR                                    16%
 .............................................

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

U.S. Guaranteed                   (39%)
Housing-Multifamily               (19%)
Other                             (16%)
Transportation                    (10%)
Tax Obligation General             (8%)
Education and Civic Organization   (8%)

1. Class R total returns reflect actual performance for all periods; Classes A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see What are the Costs of Investing?). The year-to-date return as of 6/30/98 was 2.44%. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year annual return table does.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.  As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  5

Nuveen Flagship New Mexico Municipal Bond Fund


Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potential above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

     . Earn regular monthly tax-free dividends;

     . Preserve investment capital over time;

     . Reduce taxes on investment income;

     . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

     . Pursue an aggressive, high-growth investment strategy;

     . Invest through an IRA or 401(k) plan;

     . Avoid fluctuations in share price.


How the Fund Has Performed

The fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Adviser/SM/ for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past five years as well as annualized fund, peer group and market benchmark returns for the one-, five-year and inception periods ending December 31, 1997. This information is intended to help you assess the potential rewards and risks of a fund investment. Of course, past results do not predict future performance.


Total Returns/1/

Class A Annual Returns

[BAR CHART APPEARS HERE]


1993     13.9%
1994     -7.0%
1995     17.8%
1996      4.0%
1997     10.2%

From inception to December 31, 1997, the highest and lowest quarterly returns were 7.65% and -6.58%, respectively for the quarters ending 3/31/95 and 3/31/94.


                      Average Annual Total Returns for
                    the Periods Ending December 31, 1997
                    ....................................
     Class          1 Year        5 Year       Inception
--------------------------------------------------------
Class A (Offer)      5.62%         6.54%           6.55%
Class A (NAV)       10.20%         7.45%           7.41%
Class B              5.42%         6.67%           6.64%
Class C              9.75%         7.06%           7.02%
Class R             10.69%         7.54%           7.50%
--------------------------------------------------------
LB Market
  Benchmark/2/       9.19%         7.36%           8.58%
Lipper
  Peer Group/3/      9.39%         7.03%           8.35%

6  Section 1   The Funds

What are the Costs of Investing?


Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                               A        B       C      R/5/
----------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                            4.20%/6/ None    None     None
 ......................................................................
Maximum Sales Charge Imposed
on Reinvested Dividends                  None    None    None     None
 ......................................................................
Exchange Fees                            None    None    None     None
 ......................................................................
Deferred Sales Charge/7/                 None/8/   5%/9/   1%/10/ None
 ......................................................................

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                                A       B      C      R
-------------------------------------------------------------------
Management Fees                           .55%   .55%   .55%   .55%
 ...................................................................
12b-1 Distribution and Service Fees       .20%   .95%   .75%    --%
 ...................................................................
Other Expenses                            .15%   .16%   .15%   .15%
 ...................................................................
Total Operating Expenses                  .79%  1.53%  1.31%   .58%
 ...................................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                         Redemption                 No Redemption
Share Class      A       B       C      R      A       B       C      R
-------------------------------------------------------------------------
1 Year         $  497  $  552  $  133  $ 59  $  497  $  156  $  133  $ 59
 .........................................................................
3 Years        $  662  $  803  $  415  $186  $  662  $  483  $  415  $186
 .........................................................................
5 Years        $  840  $  949  $  718  $324  $  840  $  834  $  718  $324
 .........................................................................
10 Years       $1,357  $1,624  $1,579  $726  $1,357  $1,624  $1,579  $726
 .........................................................................

How the Fund Is Invested (as of 5/31/98)

Portfolio Statistics

Weighted Average Maturity         20.8 years
 ............................................
Weighted Average Duration          8.0 years
 ............................................
Weighted Average Credit Quality           AA
 ............................................
Number of Issues                          64
 ............................................

Credit Quality

AAA                                      60%
 ............................................
AA                                       10%
 ............................................
A                                        16%
 ............................................
BBB/NR                                   14%
 ............................................

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Tax Obligation-Limited             (28%)
Other                              (20%)
Education and Civic Organizations  (17%)
Housing - Single-Family            (16%)
Utilities                          (13%)
Long-Term Care                      (6%)

1. Class R total returns reflect actual performance for all periods; Classes A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see What are the Costs of Investing?). The year-to-date return as of 6/30/98 was 2.58%. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5-year and since inception annual return table does.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.  As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  7

Section 2  How We Manage Your Money

To help you understand the funds better, this section includes a detailed discussion of our investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.



Who Manages the Funds

Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, IL 60606, ("Nuveen Advisory"), serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management.

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Jan Terbruggen is the portfolio manager for the Arizona, Colorado, and New Mexico Funds. Mr. Terbruggen has managed the funds since 1992 and since 1992 has been a Vice President of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997.

8  Section 2  How We Manage Your Money

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to each fund described in this prospectus:

Average Daily Net Asset Value                Management Fee
For the first $125 million                          0.5500%
 ...........................................................
For the next $125 million                           0.5375%
 ...........................................................
For the next $250 million                           0.5250%
 ...........................................................
For the next $500 million                           0.5125%
 ...........................................................
For the next $1 billion                             0.5000%
 ...........................................................
For assets over $2 billion                          0.4750%
 ...........................................................

For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory, as a percentage of average net assets:

Nuveen Flagship Arizona Municipal Bond Fund             .xx
 ...........................................................
Nuveen Flagship Colorado Municipal Bond Fund            .xx
 ...........................................................
Nuveen Flagship New Mexico Municipal Bond Fund          .xx
 ...........................................................

What Securities We Invest In

Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Obligations

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. A municipality may issue general obligation bonds that are payable from the revenues of a particular project or a special excise tax.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

Quality Municipal Bonds

The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund will invest at least 80% of its net assets in investment-grade quality municipal bonds. If suitable municipal bonds from a specific state are not available at attractive prices

                                          Section 2  How We Manage Your Money  9
and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The Arizona Fund may not invest more than 20% of its net assets in these territorial municipal bonds.

Portfolio Maturity

Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

Short-term Investments

Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. For more information on eligible short-term investments, see the Statement of Additional Information.

Delayed Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

How We Select Investments

Nuveen Advisory selects municipal obligations for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal obligations with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal obligations that we believe represent the most attractive values.

Portfolio Turnover

A fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

10  Section 2  How We Manage Your Money

What the Risks Are

Risk is inherent in all investing. Investing in a mutual fund -- even the most conservative -- involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

Interest rate risk: the risk that the value of the fund's portfolio will decline because of rising market interest rates (bond prices move in the opposite direction of interest rates). The longer the average maturity (duration) of a fund's portfolio, the greater its interest rate risk.

Income risk: the risk that the income from the fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate.

Credit risk: the risk that an issuer of a bond is unable to meet its obligation to make interest and principal payments due to changing market conditions. Generally, lower rated bonds provide higher current income but are considered to carry greater credit risk than higher rated bonds.

Inflation risk: the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the funds' assets can decline as can the value of the funds' distributions.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from the economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. These risks may be greater for the Colorado and New Mexico Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Arizona Fund described in this prospectus, which is a diversified fund.

How We Manage Risk

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                                         Section 2  How We Manage Your Money  11

  . 25% in any one industry such as electric utilities or health care.

  . 10% in borrowings (33% if used to meet redemptions).

As a diversified fund, the Arizona Fund also may not have more than:

  . 5% in securities of any one issuer (except for U.S. government securities or for 25% of the fund's assets).

Hedging and Other Defensive Investment Strategies

Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

12  Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

You can choose from four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial adviser can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.

How to Choose a Share Class

In deciding whether to purchase Class A, Class B, Class C or Class R shares, you should consider:

  . the amount of your purchase;

  . any current holdings of fund shares;

  . how long you expect to hold the shares;

  . the amount of any up-front sales charge;

  . whether a contingent deferred sales charge (CDSC) would apply upon redemption;

  . the amount of any distribution or service fees that you may incur while you own the shares;

  . whether you will be reinvesting income or capital gain distributions in additional shares;

  . whether you qualify for a sales charge waiver or reduction.

For a summary of the charges and expenses for each class, please see the Summary of Fund Expenses.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% which compensates your financial adviser for providing ongoing service to you. The up-front Class A sales charge for all funds described in the prospectus is as follows:

                                                                                       Authorized Dealer
                                      Sales Charge as % of      Sales Charge as % of   Commission as % of
Amount of Purchase                    Public Offering Price*    Net Amount Invested    Public Offering Price
Less than $50,000                             4.20%                    4.38%                  3.70%
 ............................................................................................................
$50,000 but less than $100,000                4.00%                    4.18%                  3.50%
 ............................................................................................................
$100,000 but less than $250,000               3.50%                    3.63%                  3.00%
 ............................................................................................................
$250,000 but less than $500,000               2.50%                    2.56%                  2.00%
 ............................................................................................................
$500,000 but less than $1,000,000             2.00%                    2.04%                  1.50%
 ............................................................................................................
$1,000,000 and over                            --*                       --                     --(1)
 ............................................................................................................

(1) You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays Authorized Dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Fund) of the amount

                                  Section 3  How You Can Buy and Sell Shares  13
over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a CDSC of 1% (0.75% and 0.50%, respectively, for the Intermediate and Limited-Term funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial adviser has made arrangements with Nuveen and agrees to waive the commission.

Class B Shares

You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily assets. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. The annual .75% distribution fee compensates Nuveen for paying your financial adviser a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Years Since Purchase      0-1      1-2      2-3      3-4      4-5      5-6
CDSC                       5%       4%       4%       3%       2%       1%
 ..........................................................................

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of 1%. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. The annual .55% distribution fee reimburses Nuveen for paying your financial adviser an ongoing sales commission. Nuveen advances the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you may have to pay a 1% CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower.

Class R Shares

Under limited circumstances, you may purchase Class R Shares at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R Shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower ongoing expenses than Class A shares.

14  Section 3  How You Can Buy and Sell Shares

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge Reductions

 . Rights of accumulation

 . Letter of intent

 . Group purchase

Class A Sales Charge Waivers

 . Nuveen Unit Trust reinvestment

 . Purchases using redemptions from unrelated funds

 . Retirement plans

 . Certain employees and Directors of Nuveen or employees of authorized dealers

 . Bank trust departments

Class R Eligibility

 . Certain employees and Directors of Nuveen or employees of authorized dealers

 . Bank trust departments

In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial adviser or by calling (800) 257-8787. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

How to Buy Shares

You may open an account with $3,000 per fund share class ($1,000 for an IRA account) and make additional investments at any time with as little as $50. There is no minimum if you are reinvesting Nuveen unit trust distributions. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price. A business day is any day the New York Stock Exchange is open for business and usually ends at 4 p.m. New York time when the Exchange closes.

Through a Financial Adviser

You may buy shares through your financial adviser, who can handle all the details for you, including opening a new account. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisers are paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing investment advice and services. If you do not have a financial adviser, call (800) 257-8787 and Nuveen can refer you to one in your area.

                                  Section 3  How You Can Buy and Sell Shares  15

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 5186, New York, NY 10274-5186.

Systematic Investing

Once you have established a fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or directly from your paycheck. To invest directly from your paycheck, contact your financial adviser or call Nuveen at (800) 257-8787. Systematic investing may also make you eligible for reduced sales charges.

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

[CHART APPEARS HERE]

One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

Systematic Investment Plan

You can make regular investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account. You can stop the withdrawals at any time. There is no charge for this plan.

16  Section 3  How You Can Buy and Sell Shares

Payroll Direct Deposit Plan

You can, with your employer's consent, make regular investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct this amount automatically from your paycheck. You can stop the deductions at any time. There is no charge for this plan.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Special Services

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Exchanging Shares

You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may not exchange Class B shares for shares of a Nuveen money market fund. Because an exchange is treated for tax purposes as a concurrent sale and purchase, and any gain may be subject to tax, you should consult your tax adviser about the tax consequences of any contemplated exchange.

The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                  Section 3  How You Can Buy and Sell Shares  17

Fund Direct

You may link your fund account to your bank account and transfer money electronically between these accounts and perform a variety of account transactions, including buying shares by telephone and investing through a Systematic Investment Plan. You may also have dividends, distributions, redemption payments or Systematic Withdrawal Plan payments sent directly to your bank account.

Your financial adviser can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

How to Sell Shares

You may use one of the following ways to sell (redeem) your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appreciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Through Your Financial Adviser

You may sell your shares through your financial adviser who can prepare the necessary documentation. Your financial adviser may charge for this.

By Telephone

If you have authorized telephone redemption privileges, you can redeem your shares by telephone up to $50,000. You may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder of record and mailed to the address of record. If you have established electronic funds transfer privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day. Nuveen and Shareholder Services, Inc. will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, Nuveen Investor Services, P.O. Box 5186, New York, NY 10274-5186. Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

18  Section 3  How You Can Buy and Sell Shares

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active Nuveen unit trust reinvestment account. You will not be assessed a CDSC on an involuntary redemption

 . The signature of each owner exactly as it appears on the account;

 . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

 . The address where you want your redemption proceeds sent (if other than the address of record);

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by a fund. A notary public cannot provide a signature guarantee.

                                  Section 3  How You Can Buy and Sell Shares  19

Section 4  General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.




Distributions and Taxes

The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, payable the first business day of the following month.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial adviser or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

Because the funds invest in municipal bonds, the regular monthly dividends you receive will be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains, including any percentage of your fund dividends attributable to municipal obligations, that you were paid during the prior year. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name. Nuveen will send you this statement if you hold your shares in registered form. The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash. If you receive social security benefits, you should be aware that any tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

20  Section 4  General Information

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law.

Please note that if you do not furnish us with your correct Social Security number or employer identification number, federal law requires us to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

Taxable Equivalent Yields

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

Taxable Equivalent Of Tax-Free Yields

                                 Tax-Free Yield

Tax Rate         4.00%        4.50%        5.00%        5.50%        6.00%
28.0%            5.56%        6.25%        6.94%        7.64%        8.33%
 ..........................................................................
31.0%            5.80%        6.52%        7.25%        7.97%        8.70%
 ..........................................................................
36.0%            6.25%        7.03%        7.81%        8.59%        9.37%
 ..........................................................................
39.6%            6.62%        7.45%        8.28%        9.11%        9.93%
 ..........................................................................

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

Distribution and Service Plans

John Nuveen & Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" on page 23 for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to Authorized Dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate Authorized Dealers, including Nuveen, for providing account services to

                                              Section 4  General Information  21
shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, the expenses of preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The price you pay for your shares is based on the fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class by taking the fair value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day. Securities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

Fund Service Providers

The custodian of the assets of the funds is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

22  Section 4  General Information

Appendix



Special State Considerations

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

Arizona

Arizona's economy is primarily based on services, tourism and high-tech manufacturing. However, the military, agriculture, and mining of primary metals still play a role. The State has experienced phenomenal economic and population growth in the recent past due to an influx of businesses attracted by the State's high quality of life, educated workforce, and friendly business environment. Over the last five years, the State has ranked second in the nation in job growth with more than a 30 percent increase and some 380,000 jobs created. The State's leading economic indicators hit an all-time high in April, suggesting that the State's economic growth may continue in the near term. However, signs of slowing job growth have surfaced.

The statewide unemployment rate was 4.7 percent, slightly below the U.S. rate of
4.8 percent, at the end of May 1997. Per capita income grew at a rate of 7.5 percent in 1996 to approximately $21,953.

Arizona maintained a healthy general fund balance for fiscal 1996 of 11.2 percent of general fund revenues despite the previous income tax cuts. In fact, in 1996 income tax revenues rose 1.5 percent from fiscal 1995. The State does not issue general obligation bonds but relies on capital outlays, revenue bonds and other methods to finance projects. Each project is individually rated for its independent creditworthiness.

Tax Treatment.

The Arizona Fund's regular monthly dividends will not be subject to the Arizona individual income tax to the extent they are paid out of income earned on Arizona municipal bonds or U.S. government securities. You will be subject to Arizona personal income tax, however, to the extent the

                                              Section 4  General Information  23

Arizona Fund distributes any taxable income or realized capital gains, or if you sell or exchange Arizona Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Arizona Fund is similar to that described above.

Colorado

Colorado's trade and service sectors represent over half of non-agricultural employment in the State's economy and have expanded in the past years. Manufacturing employment is comparatively small and continues to shrink due to the concentration in defense production. The State's economic activity tends to mimic that of the nation as a whole.

Colorado's unemployment rate was a very low 3.9% in June 1997, below the national average of 5.0%. Monthly job growth averaged 2.67% from January to June of 1997. Per capita income grew 4.7% to $25,084 in 1996.

1996 general fund revenues were $4.3 billion against expenditures of $4.4 billion. 1997 projected revenues are $4.6 billion. There is no outstanding general obligation debt, but outstanding lease obligations are rated A1 by Moody's and A+ by Standard & Poor's.

Tax Treatment.

The Colorado Fund's regular monthly dividends will not be subject to Colorado personal income taxes to the extent they are paid out of income earned on Colorado municipal bonds or U.S. government securities. You will be subject to Colorado personal income taxes, however, to the extent the Colorado fund distributes any taxable income, or if you sell or exchange Colorado Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Colorado Fund is similar to that described above.

New Mexico

New Mexico's major industries include energy resources, tourism, services, crafts, agribusiness, manufacturing and mining. The economy also benefits from the employment and technology base supplied by federal government scientific research facilities at Los Alamos, Albuquerque and White Sands. Tourism should continue given the large number of state and federal park lands in the State. Finally, crop and livestock production remains diverse and will also remain a major part of the economy.

New Mexico's unemployment rate fell from 7.2% in August of 1996 to 6.5% in June of 1997, surpassing the national averages of 5.1% and 5.0%. At the same time, per capita income rose 3.4% in 1996 to reach $18,770.

1996 audited general fund revenues were $4.3 billion against expenditures of $4.2 billion. As of February 3, 1997, Moody's gives the State's general obligation debt an Aa1 rating while Standard & Poor's gives it an AA+.

Tax Treatment.

The New Mexico Fund's regular monthly dividends will not be subject to the New Mexico personal income tax to the extent they are paid out of income earned on New Mexico municipal obligations or U.S. government securities. You will be subject to New Mexico personal income tax,

24  Section 4  General Information
however, to the extent the New Mexico Fund distributes any taxable income or realized capital gains, or if you sell or exchange New Mexico Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the New Mexico Fund is similar to that described above.

                                              Section 4  General Information  25

Section 5  Financial Highlights

The following tables are intended to help you better understand each fund's recent past performance. The tables are excerpted from each fund's latest financial statements audited by Arthur Andersen LLP. You may obtain the complete statements along with the auditor's report by requesting from Nuveen a free copy of the fund's latest annual shareholder report.

Arizona Municipal Bond Fund**
-----------------------------

                          Investment Operations       Less Distributions                                 Ratios/Supplemental Data
                      ---------------------------  ------------------------                           ------------------------------
Class
(Inception
Date)
                                      Net                                                                         Ratio of
                                 Realized                                                                              Net
                                      and                                                              Ratio of    Invest-
                               Unrealized                                                              Expenses       ment
                           Net    Invest-            Net                   Ending             Ending         to  Income to    Port-
Year      Beginning    Invest-       ment        Invest-                      Net                Net    Average    Average    folio
Ending    Net Asset       ment       Gain           ment  Capital           Asset     Total   Assets        Net        Net Turnover
May 31,       Value  Income(a)     (Loss)  Total  Income    Gains  Total    Value Return(b)    (000)  Assets(a)  Assets(a)     Rate
-----------------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
  1998       $10.94       $.55      $ .48  $1.03   $(.55)   $(.02) $(.57)  $11.40      9.56% $85,922        .83%      4.87%      16%
  1997        10.73        .56        .27    .83    (.56)    (.06)  (.62)   10.94      7.85   82,567        .83       5.13       25
  1996        10.85        .57       (.12)   .45    (.57)      --   (.57)   10.73      4.21   80,094        .69       5.20       38
  1995        10.43        .58        .42   1.00    (.58)      --   (.58)   10.85     10.03   80,406        .82       5.59       27
  1994        10.81        .60       (.38)   .22    (.60)      --   (.60)   10.43      1.92   82,676        .64       5.48       21

Class B (2/97)
  1998        10.94        .47        .47    .94    (.47)    (.02)  (.49)   11.39      8.67    1,620       1.51       4.15       16
  1997(c)     10.92        .16        .02    .18    (.16)      --   (.16)   10.94      1.64      347       1.62*      4.43*      25

Class C (2/94)
  1998        10.94        .49        .47    .96    (.49)    (.02)  (.51)   11.39      8.89    6,328       1.35       4.33       16
  1997        10.73        .50        .27    .77    (.50)    (.06)  (.56)   10.94      7.28    3,189       1.38       4.58       25
  1996        10.84        .51       (.11)   .40    (.51)      --   (.51)   10.73      3.75    1,970       1.23       4.64       38
  1995        10.43        .52        .41    .93    (.52)      --   (.52)   10.84      9.32    1,621       1.36       5.01       27
  1994(c)     11.22        .14       (.79)  (.65)   (.14)      --   (.14)   10.43    (16.61)*  1,122       1.20*      4.36*      21

Class R (2/97)
  1998        10.94        .57        .48   1.05    (.57)    (.02)  (.59)   11.04      9.79   20,504        .63       5.07       16
  1997(c)     10.92        .19        .02    .21    (.19)      --   (.19)   10.94      1.96   19,031        .67*      5.38*      25
-----------------------------------------------------------------------------------------------------------------------------------

*    Annualized.

** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Arizona.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(c)  From commencement of class operations as noted.

26  Section 5   Financial Highlights

Colorado Municipal Bond Fund**

                       Investment Operations        Less Distributions                                 Ratios/Supplemental Data
                    ---------------------------  ------------------------                           ------------------------------
Class
(Inception
Date)
                                     Net                                                                        Ratio of
                                Realized                                                                             Net
                                     and                                                             Ratio of    Invest-
                              Unrealized                                                             Expenses       ment
                          Net    Invest-             Net                  Ending            Ending         to  Income to     Port-
Year     Beginning    Invest-       ment         Invest-                     Net               Net    Average    Average     folio
Ending   Net Asset       ment       Gain            ment  Capital          Asset     Total  Assets        Net        Net  Turnover
May 31,      Value  Income(a)     (Loss)  Total   Income    Gains   Total  Value  Return(b)  (000)  Assets(a)  Assets(a)      Rate
==================================================================================================================================
Class A (5/87)

  1998      $10.15       $.52      $ .66  $1.18    $(.52)   $  --  $(.52) $10.81    11.85% $ 37,285     1.00%      4.84%       19%
  1997        9.79        .53        .35    .88     (.52)      --   (.52)  10.15     9.22    31,229      .74       5.31        27
  1996        9.93        .54       (.13)   .41     (.55)      --   (.55)   9.79     4.14    33,637      .55       5.41        70
  1995        9.62        .57        .30    .87     (.56)      --   (.56)   9.93     9.54    34,982      .50       5.99        38
  1994       10.04        .58       (.37)   .21     (.58)    (.05)  (.63)   9.62     2.03    35,796      .37       5.71        42

Class B (2/97)

  1998       10.16        .43        .68   1.11     (.45)      --   (.45)  10.82    11.03     1,661     1.75       4.06        19
  1997(c)    10.21        .12       (.06)   .06     (.11)      --   (.11)  10.16      .61       444     1.53*      4.60*       27

Class C (2/97)

  1998       10.15        .46        .66   1.12     (.47)      --   (.47)  10.80    11.17       875     1.55       4.25        19
  1997(c)    10.13        .16        .02    .18     (.16)      --   (.16)  10.15     1.75       103     1.31*      4.94*       27

Class R (2/97)

 1998        10.16        .54        .66   1.20     (.55)      --   (.55)  10.81    11.98       750      .80       5.03        19
 1997(c)     10.21        .15       (.06)   .09)    (.14)      --   (.14)  10.16      .85       413      .58*      5.60*       27
==================================================================================================================================

*    Annualized.

** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Colorado.

(a) After the waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(b) Total Returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(c)  From commencement of class operations as noted.

                                             Section 5  Financial Highlights  27

New Mexico Municipal Bond Fund**

                       Investment Operations        Less Distributions                                 Ratios/Supplemental Data
                    ---------------------------  ------------------------                           ------------------------------
Class
(Inception
Date)
                                     Net                                                                        Ratio of
                                Realized                                                                             Net
                                     and                                                             Ratio of    Invest-
                              Unrealized                                                             Expenses       ment
                          Net    Invest-             Net                  Ending            Ending         to  Income to     Port-
Year     Beginning    Invest-       ment         Invest-                     Net               Net    Average    Average     folio
Ending   Net Asset       ment       Gain            ment  Capital          Asset     Total  Assets        Net        Net  Turnover
May 31,      Value  Income(a)     (Loss)  Total   Income    Gains   Total  Value  Return(b)  (000)  Assets(a)  Assets(a)      Rate
==================================================================================================================================
Class A (5/87)

  1998      $10.16       $.50      $ .51  $1.01    $(.50)   $  --  $(.50) $10.67    10.17% $ 54,959       .79%      4.79%       13%
  1997        9.81        .51        .35    .86     (.51)      --   (.51)  10.16     8.90    50,807       .77       5.07        43
  1996       10.01        .51       (.19)   .32     (.52)      --   (.52)   9.81     3.18    51,173       .68       5.10        57
  1995        9.68        .52        .33    .85     (.52)      --   (.52)  10.01     9.25    52,150       .67       5.48        38
  1994       10.04        .53       (.33)   .20     (.53)    (.03)  (.56)   9.68     1.92    51,167       .40       5.24        39

Class B (2/97)

  1998       10.15        .43        .52    .95     (.43)      --   (.43)  10.67     9.46     1,408      1.53       4.03        13
  1997(c)    10.24        .12       (.10)   .02     (.11)      --   (.11)  10.15      .18       657      1.54*      4.19*       43

Class C (2/97)

  1998       10.16        .45        .51    .96     (.45)      --   (.45)  10.67     9.60     1,487      1.31       4.23        13
  1997(c)    10.23        .12       (.08)   .04     (.11)      --   (.11)  10.16      .43*      155      1.34*      4.40*       43

Class R (2/97)

 1998        10.17        .53        .53   1.06     (.53)      --   (.53)  10.70    10.59       466       .58       5.01        13
 1997(c)     10.23        .14       (.07)   .07     (.13)      --   (.13)  10.17      .71       362       .59*      5.18*       43
==================================================================================================================================

*    Annualized.

** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship New Mexico.

(a) After the waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(b) Total Returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(c)  From commencement of class operations as noted.


 28 Section 5  Financial Highlights

Nuveen Mutual Funds


Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Tax-Free Income

National Municipal Bond Funds

Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

Arizona
California/1/
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky/2/

Louisiana
Maryland
Massachusetts/1/
Michigan
Missouri
New Jersey
New Mexico
New York/1/

North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin


Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the fund's latest semi-annual or annual fiscal year end. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.



1. Long-term and insured long-term portfolios.
2. Long-term and limited-term portfolios.

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com

XXX-1-X/98

NUVEEN
Municipal
Bond Funds

September 30, 1998

Prospectus

Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO APPEARS HERE]

Florida


Like all mutual fund shares these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-----------------------
NOT      May lose value
         --------------
FDIC-       No bank

INSURED   guarantee
-----------------------

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

Investment Strategy

Risks

Fees, Charges
and Expenses

Shareholder
Instructions

Performance and
Current Portfolio
Information


Table of Contents


Section 1  The Fund

This section provides you with an overview of the fund including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                 1
 ..............................................................................
Nuveen Flagship Florida Municipal Bond Fund                                  2
 ..............................................................................

Section 2   How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Fund                                                         4
 ..............................................................................
What Securities We Invest In                                                 5
 ..............................................................................
How We Select Investments                                                    6
 ..............................................................................
What the Risks Are                                                           6
 ..............................................................................
How We Manage Risk                                                           7
 ..............................................................................

Section 3   How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

How to Choose a Share Class                                                  8
 ..............................................................................
How to Reduce Your Sales Charge                                             10
 ..............................................................................
How to Buy Shares                                                           10
 ..............................................................................
Systematic Investing                                                        11
 ..............................................................................
Systematic Withdrawal                                                       12
 ..............................................................................
Special Services                                                            12
 ..............................................................................
How to Sell Shares                                                          13
 ..............................................................................

Section 4    General Information

This section summarizes the fund's distribution policies and other general fund information.

Distributions and Taxes                                                     15
 ..............................................................................
Distribution and Service Plans                                              16
 ..............................................................................
Net Asset Value                                                             17
 ..............................................................................
Fund Service Providers                                                      17
 ..............................................................................
Appendix                                                                    18
 ..............................................................................

Section 5  Financial Highlights

This section provides the fund's financial performance for the past
5 years.

                                                              September 30, 1998

Section 1  The Fund

                  Nuveen Flagship Florida Municipal Bond Fund



Prospectus

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

To learn more about how Nuveen Mutual Funds can help you achieve your financial goals, talk with your financial adviser. Or call us at (800) 257-8787 for more information

A Century of Investment Experience

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and maintain wealth.


                                                           Section 1 The Fund  1

Nuveen Flagship Florida Municipal Bond Fund


Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

   . Earn regular monthly tax-free dividends;
   . Preserve investment capital over time;
   . Reduce taxes on investment income;
   . Set aside money systematically for
     retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

   . Pursue an aggressive, high-growth
     investment strategy;
   . Invest through an IRA or 401(k) plan;
   . Avoid fluctuations in share price.


How the Fund Has Performed

The fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Advisory/sm/ for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past seven years as well as annualized fund, peer group and market benchmark returns for the one-, five-year and inception periods ending December 31, 1997. This information is intended to help you assess the potential rewards and risks of a fund investment. Of course, past results do not predict future performance.


Total Returns1

[BAR GRAPH APPEARS HERE]

Class A Annual Returns


1991    1992    1993    1994    1995    1996    1997
13.3%   8.7%    13.3%   -5.6%   16.4%   2.6%    8.5%

From inception to December 31, 1997, the highest and lowest quarterly returns were 6.10% and -5.82%, respectively for the quarters ending 3/31/95 and 3/31/94.

Average Annual Total Returns for
the Periods Ending December 31, 1997
----------------------------------------------------
     Class               1 Year   5 Year   Inception
----------------------------------------------------
Class A (Offer)          3.89%    5.80%      7.30%
Class A (NAV)            8.48%    6.72%      7.91%
Class B                  3.81%    5.96%      7.31%
Class C                  7.81%    6.14%      7.32%
Class R                  8.60%    6.74%      7.93%
-----------------------------------------------------------------------
LB Market
Benchmark/2/             9.19%    7.36%      8.58%
Lipper
Peer Group/3/            9.39%    7.03%      8.35%

Section 1   The Fund

What are the Costs of Investing?



Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                               A       B     C     R/5/
-------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                           4.20%/6/ None   None   None
 ...................................................................
Maximum Sales Charge Imposed
on Reinvested Dividends                 None    None   None   None
 ...................................................................
Exchange Fees                           None    None   None   None
 ...................................................................
Deferred Sales Charge/7/              None/8/   5%/9/  1%/10/ None
 ...................................................................

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                               A       B     C       R
-------------------------------------------------------------------
Management Fees                         .54%    .54%   .54%   .54%
 ...................................................................
12b-1 Distribution and Service Fees     .20%    .95%   .75%    --%
 ...................................................................
Other Expenses                          .15%    .16%   .15%   .15%
 ...................................................................
Total Operating Expenses                .84%   1.59%  1.39%   .64%
 ...................................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                      Redemption                       No Redemption
Share Class       A       B        C        R      A        B         C      R
1 Year         $  502  $  557   $  142   $   65  $  502   $  162   $  142  $   65
3 Years        $  677  $  821   $  440   $  205  $  677   $  502   $  440  $  205
5 Years        $  866  $  980   $  761   $  357  $  866   $  866   $  761  $  357
10 Years       $1,414  $1,688   $1,669   $  798  $1,414   $1,688   $1,669  $  798


How the Fund Is Invested (as of 5/31/98)

Portfolio Statistics

Weighted Average Maturity               20.4 years
 ..................................................
Weighted Average Duration                6.5 years
 ..................................................
Weighted Average Credit Quality                AA+
 ..................................................
Number of Issues                               185
 ..................................................
Credit Quality

AAA                                            66%
 ..................................................
AA                                              9%
 ..................................................
A                                              11%
 ..................................................
BBB/NR                                         14%
 ..................................................

[PIE CHART APPEARS HERE]


Tax Obligation -
Limited (14%)

Housing-
Multifamily (10%)

U.S. Guaranteed
(13%)

Other (39%)

Health Care (13%)

Utilities (11%)

1. Class R total returns reflect actual performance for all periods; Classes A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates) and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see What are the Costs of Investing?). The year-to-date return as of 6/30/98 was 2.46%. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5-year and since inception annual return table does.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7. As a percentage of lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                            Section 1 The Fund 3

Section 2  How We Manage Your Money

To help you understand the fund better, this section includes a detailed discussion of our investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.



Who Manages the Fund

Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, IL 60606, ("Nuveen Advisory"), serves as the investment adviser to the fund. In this capacity, Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the fund's investment portfolio, managing the fund's business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management.

Overall investment management strategy and operating policies for the fund is set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of the fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Michael S. Davern is the portfolio manager for the Florida Fund. Mr. Davern has managed the Florida Fund since 1995, and since 1991 had been a Vice President of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources by The John Nuveen Company in January 1997.

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to the fund:

Average Daily Net Asset Value                Management Fee
For the first $125 million                          0.5500%
 ...........................................................
For the next $125 million                           0.5375%
 ...........................................................
For the next $250 million                           0.5250%
 ...........................................................
For the next $500 million                           0.5125%
 ...........................................................
For the next $1 billion                             0.5000%
 ...........................................................
For assets over $2 billion                          0.4750%
 ...........................................................

For the most recent fiscal year, the fund paid the following management fees to Nuveen Advisory, as a percentage of average net assets:

Florida Municipal Bond Fund                             .45
 ...........................................................

4  Section 2   How We Manage Your Money

What Securities We Invest In


The fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Obligations
The fund invests primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax.

States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. A municipality may issue general obligation bonds that are payable from the revenues of a particular project or a special excise tax.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

Quality Municipal Bonds
The fund purchases only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. The fund will invest at least 80% of its net assets in investment-grade quality municipal bonds.

Portfolio Maturity
The fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The fund normally maintains a weighted average portfolio maturity of 15 to 30 years.

Short-term Investments
Under normal market conditions, the fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See: "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The fund may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. For more information on eligible short-term investments, see the Statement of Additional Information.

Delayed Delivery Transactions
The fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                                          Section 2  How We Manage Your Money  5

How We Select Investments

Nuveen Advisory selects municipal obligations for the fund based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal obligations with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal obligations that we believe represent the most attractive values.

Portfolio Turnover

A fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The fund intends to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. The fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

What the Risks Are

Risk is inherent in all investing. Investing in a mutual fund -- even the most conservative -- involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the fund. Because of these and other risks, you should consider an investment in the fund to be a long-term investment.

Interest rate risk: the risk that the value of the fund's portfolio will decline because of rising market interest rates (bond prices move in the opposite direction of interest rates). The longer the average maturity (duration) of a fund's portfolio, the greater its interest rate risk. See: "What Securities We Invest In--Portfolio Maturity."

Income risk: the risk that the income from the fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate.

Credit risk: the risk that an issuer of a bond is unable to meet its obligation to make interest and principal payments due to changing market conditions. Generally, lower rated bonds provide higher current income but are considered to carry greater credit risk than higher rated bonds. Inflation risk: the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the funds' assets can decline as can the value of the funds' distributions.

6   Section 2   How We Manage Your Money

Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risk from the economic, political or regulatory changes that could adversely affect municipal bond issuers in the state and therefore the value of the fund's investment portfolio.

How We Manage Risk

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

Investment Limitations

The fund has adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. The fund may not have more than:

 . 5% in securities in any one issuer (except for U.S. Government securities or for 25% of the fund's total assets).

 .  25% in any one industry such as electric utilities or health care.

 .  10% in borrowings (33% if used to meet redemptions).

Hedging and Other Defensive Investment Strategies

The fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of the fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

The fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the fund's investments. The fund, however, has no present intent to use these strategies.

                                          Section 2  How We Manage Your Money  7

Section 3  How You Can Buy and Sell Shares

You can choose from four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial adviser can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.


                          How to Choose a Share Class


In deciding whether to purchase Class A, Class B, Class C or Class R shares, you should consider:

 .  the amount of your purchase;
 .  any current holdings of fund shares;
 .  how long you expect to hold the shares;
 .  the amount of any up-front sales charge;
 .  whether a contingent deferred sales charge (CDSC) would apply upon redemption;
 .  the amount of any distribution or service fees that you may incur while you own the shares;
 .  whether you will be reinvesting income or capital gain distributions in additional shares;
 .  whether you qualify for a sales charge waiver or reduction.

For a summary of the charges and expenses for each class, please see the Summary of Fund Expenses.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% which compensates your financial adviser for providing ongoing service to you. The up-front Class A sales charge for the fund is as follows:

                                                                                      Authorized Dealer
                                     Sales Charge as % of    Sales Charge as % of     Commission as % of
Amount of Purchase                  Public Offering Price*    Net Amount Invested   Public Offering Price
---------------------------------------------------------------------------------------------------------
Less than $50,000                           4.20%                     4.38%                   3.70%
---------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000              4.00%                     4.18%                   3.50%
---------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000             3.50%                     3.63%                   3.00%
---------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000             2.50%                     2.56%                   2.00%
---------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000           2.00%                     2.04%                   1.50%
---------------------------------------------------------------------------------------------------------
$1,000,000 and over                           --*                       --                      --(1)
---------------------------------------------------------------------------------------------------------

8   Section 3   How You Can Buy and Sell Shares

(1) You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays Authorized Dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a CDSC of 1% (0.75% and 0.50%, respectively, for the Intermediate and Limited-Term funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial adviser has made arrangements with Nuveen and agrees to waive the commission.

Class B Shares

You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily assets. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. The annual .75% distribution fee compensates Nuveen for paying your financial adviser a 4% up-front sales commission, which includes an advance of the first yearOs service fee. If you sell your shares within six years of purchase, you will have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Years Since Purchase       0-1      1-2      2-3      3-4      4-5      5-6
CDSC                        5%       4%       4%       3%       2%       1%

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of 1%. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. The annual .55% distribution fee reimburses Nuveen for paying your financial adviser an ongoing sales commission. Nuveen advances the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you may have to pay a 1% CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower.

Class R Shares

Under limited circumstances, you may purchase Class R shares at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower ongoing expenses than the other classes.

                                   Section 3  How You Can Buy and Sell Shares  9

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge
Reductions
 . Rights of accumulation

 . Letter of intent

 . Group purchase

Class A Sales Charge
Waivers
 . Nuveen Unit Trust
  reinvestment

 . Purchases using
  redemptions from
  unrelated funds

 . Retirement plans

 . Certain employees and
  directors of Nuveen or
  employees of authorized
  dealers

 . Bank trust departments

Class R Eligibility
 . Certain employees and
  directors of Nuveen or
  employees of authorized
  dealers

 . Bank trust departments

In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial adviser or by calling (800) 257-8787. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

How to Buy Shares

You may open an account with $3,000 per fund share class ($1,000 for an IRA account) and make additional investments at any time with as little as $50. There is no minimum if you are reinvesting Nuveen unit trust distributions. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price. A business day is any day the New York Stock Exchange is open for business and normally ends at 4 P.M. New York time.

Through a Financial Adviser

You may buy shares through your financial adviser, who can handle all the details for you, including opening a new account. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisers are paid either from fund sales charges and fees

10 Section 3   How You Can Buy and Sell Shares
or by charging you a separate fee in lieu of a sales charge for ongoing investment advice and services. If you do not have a financial adviser, call
(800) 257-8787 and Nuveen can refer you to one in your area.

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 5186, New York, NY 10274-5186.

Systematic Investing

Once you have established a fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or directly from your paycheck. To invest directly from your paycheck, contact your financial adviser or call Nuveen at (800) 257-8787. Systematic investing may also make you eligible for reduced sales charges.

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


[GRAPH APPEARS HERE]


One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

                                   Section 3  How You Can Buy and Sell Shares 11

Systematic Investment Plan

You can make regular investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account. You can stop the withdrawals at any time. There is no charge for this plan.

Payroll Direct Deposit Plan

You can, with your employer's consent, make regular investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct this amount automatically from your paycheck. You can stop the deductions at any time. There is no charge for this plan.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Special Services

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Exchanging Shares

You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may not exchange Class B shares for shares of a Nuveen money market fund. Because an exchange is treated for tax purposes as a concurrent sale and purchase, and any gain may be subject to tax, you should consult your tax adviser about the tax consequences of any contemplated exchange.

The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional


12 Section 3   How You Can Buy and Sell Shares
charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

Fund Direct

You may link your fund account to your bank account and transfer money electronically between these accounts and perform a variety of account transactions, including buying shares by telephone and investing through a Systematic Investment Plan. You may also have dividends, distributions, redemption payments or Systematic Withdrawal Plan payments sent directly to your bank account.

Your financial adviser can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

How to Sell Shares

You may use one of the following ways to sell (redeem) your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appreciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Through Your Financial Adviser

You may sell your shares through your financial adviser who can prepare the necessary documentation. Your financial adviser may charge for this.

By Telephone

If you have authorized telephone redemption privileges, you can redeem your shares by telephone up to $50,000. You may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder of record and mailed to the address of record. If you have established electronic funds transfer privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day. Nuveen and Shareholder Services, Inc. will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

                                  Section 3  How You Can Buy and Sell Shares  13

An Important Note About Involuntary Redemption

From time to time, the fund may establish minimum account size requirements. The fund reserves the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The fund presently has set a minimum balance of $100 unless you have an active Nuveen unit trust reinvestment account. You will not be assessed a CDSC on an involuntary redemption

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, Nuveen Investor Services, P.O. Box 5186, New York, NY 10274-5186. Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

 . The address where you want your redemption proceeds sent (if other than the address of record);

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by a fund. A notary public cannot provide a signature guarantee.

14  Section 4   General Information

Section 4  General Information

To help you understand the tax implications of investing in the fund, this section includes important details about how the fund makes distributions to shareholders. We discuss some other fund policies, as well.


Distributions and Taxes

The fund pays tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The fund declares dividends monthly to shareholders of record as of the ninth of each month, payable the first business day of the following month.

Payment and Reinvestment Options

The fund automatically reinvests your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial adviser or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

Because the fund invests in municipal bonds, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the fund does not seek to realize taxable income or capital gains, the fund may realize and distribute taxable income or capital gains from time to time as a result of its normal investment activities. The fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains, including any percentage of your fund dividends attributable to municipal obligations, that you were paid during the prior year. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name. Nuveen will send you this statement if you hold your shares in registered form. The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash. If you receive social security benefits, you should be aware that any tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

                                  Section 3  How You Can Buy and Sell Shares  15

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law.

Please note that if you do not furnish us with your correct Social Security number or employer identification number, federal law requires us to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

Taxable Equivalent Yields

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

Taxable Equivalent Of Tax-Free Yields

                     Tax-Free Yield
Tax Rate    4.00%  4.50%  5.00%  5.50%  6.00%
28.0%       5.56%  6.25%  6.94%  7.64%  8.33%
31.0%       5.80%  6.52%  7.25%  7.97%  8.70%
36.0%       6.25%  7.03%  7.81%  8.59%  9.37%
39.6%       6.62%  7.45%  8.28%  9.11%  9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

Distribution and Service Plans

John Nuveen & Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to Authorized Dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate Authorized Dealers, including Nuveen, for providing account services to

16   Section 4 General Information
shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, the expenses of preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The price you pay for your shares is based on the funds' net asset value per share which is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class by taking the fair value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day. Securities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

Fund Service Providers

The custodian of the assets of the fund is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413. Chase also provides certain accounting services to the fund. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                              Section 4 General Information   17

Appendix

Because the fund primarily purchases Florida municipal bonds, the fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax

Special State Considerations

consequences of a specific fund investment. See the statement of additional information for further information.

Florida

Florida has a diverse economy with substantial insurance, banking, healthcare, construction and trade sectors, yet it remains heavily dependent on the agriculture and tourism industries. Employment and personal income growth have outpaced the nation since 1991 and recent economic reports indicate that the State continues to experience job growth, although at a more moderate pace. Economists are also predicting another record tourism year for the State. This economic growth as well as the State's healthy financial position were recognized in the State's recent rating upgrade from AA to AA+ by Standard & Poor's.

Florida's unemployment rate of 4.9% in June, 1997, is slightly better than the comparable national average of 5.0%. Florida's 1996 per capita income of $24,104 is on a par with national averages and slightly above regional levels. The State's population growth continues to exceed growth in the national population.

Florida voters approved a Constitutional amendment in 1995 which limits the rate of growth of state revenues to the growth rate of personal income. The State's fiscal 1996 results were better than expected due to sales tax revenue growth of 7.4% versus a 4% budgeted growth rate. The State's goal is to reach a 5% Budget Stabilization Fund by fiscal 1999. As of July 31, 1997, Florida's general obligation debt carries ratings of AA+ by Standard & Poor's, Aa2 by Moody's, and AA by Fitch.

Tax treatment.

Shares of the Florida fund will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, the fund holds only Florida municipal bonds and U.S. securities. If the fund holds any other types of assets on that date, then the entire value of the fund's shares (except for the portion of the value of the shares attributable to U.S. securities) will be subject to such tax. Corporate shareholders also may be subject to the Florida corporate income tax. Corporate shareholders should refer to the statement of additional information for more detailed information.

18   Section 4 General Information

Section 5  Financial Highlights

The following tables are intended to help you better understand the fund's recent past performance. The tables are excerpted from the fund's latest financial statements audited by Arthur Andersen LLP. You may obtain the complete statements along with the auditor's report by requesting from Nuveen a free copy of the fund's latest annual shareholder report.



Florida Municipal Bond Fund**

                       Investment Operations        Less Distributions                                 Ratios/Supplemental Data
                    ---------------------------  ------------------------                           ------------------------------
Class
(Inception
Date)
                                     Net                                                                        Ratio of
                                Realized                                                                             Net
                                     and                                                             Ratio of    Invest-
                              Unrealized                                                             Expenses       ment
                          Net    Invest-             Net                  Ending            Ending         to  Income to     Port-
Year     Beginning    Invest-       ment         Invest-                     Net               Net    Average    Average     folio
Ending   Net Asset       ment       Gain            ment  Capital          Asset     Total  Assets        Net        Net  Turnover
May 31,      Value  Income(a)     (Loss)  Total   Income    Gains   Total  Value  Return(b)  (000)  Assets(a)  Assets(a)      Rate
==================================================================================================================================
Class A (6/90)

  1998      $10.60       $.56      $ .34   $.90    $(.55)   $(.01) $(.56) $10.94     8.67% $292,399      .84%      5.13%       14%
  1997       10.39        .56        .21    .77     (.56)      --   (.56)  10.60     7.59   296,970      .82       5.34        54
  1996       10.63        .57       (.24)   .33     (.57)      --   (.57)  10.39     3.14   318,456      .83       5.36        94
  1995       10.38        .58        .26    .84     (.59)      --   (.59)  10.63     8.43   341,374      .73       5.71        53
  1994       10.76        .60       (.38)   .22     (.60)      --   (.60)  10.38     2.00   372,082      .58       5.51        32

Class B (2/97)

  1998       10.61        .48        .35    .83     (.48)    (.01)  (.49)  10.95     7.89     5,266     1.59       4.35        14
  1997(c)    10.59        .16        .02    .18     (.16)      --   (.16)  10.61     1.70       785     1.58*      4.52*       54

Class C (9/95)

  1998       10.60        .50        .36    .86     (.50)    (.01)  (.51)  10.95     8.20     7,646     1.39       4.58        14
  1997       10.39        .50        .21    .71     (.50)      --   (.50)  10.60     7.00     5,130     1.35       4.75        54
  1996(c)    10.65        .35       (.26)   .09     (.35)      --   (.35)  10.39     1.30*    1,175     1.38*      4.59*       94

Class R (2/97)

 1998        10.60        .58        .35    .93     (.58)    (.01)  (.59)  10.94     8.91    56,428      .64       5.33        14
 1997(c)     10.59        .19        .01    .20     (.19)      --   (.19)  10.60     1.93    54,247      .64*      5.55*       54
==================================================================================================================================

*    Annualized.

** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Florida.

(a) After the waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(b) Total Returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(c)  From commencement of class operations as noted.

                                             Section 5  Financial Highlights  19

Nuveen Mutual Funds


Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Tax-Free Income

National Municipal Bond Funds
Long-term
Insured Long-term
Intermediate-term
Limited-term


State Municipal Bond Funds

Arizona
California/1/
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky/2/
Louisiana
Maryland
Massachusetts/1/
Michigan
Missouri
New Jersey
New Mexico
New York/1/
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the fund's latest semi-annual or annual fiscal year end. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.

NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com

1. Long-term and insured long-term portfolios.
2. Long-term and limited-term portfolios.

                                                                      XXX-1-X/98

NUVEEN

Municipal
Bond Funds


September 30, 1998

Prospectus


Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO APPEARS HERE]

Maryland

Pennsylvania

Virginia


Like all mutual fund shares these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

------------------------------------------
NOT                       May lose value
                         -----------------
FDIC-                        No bank

INSURED                     guarantee
------------------------------------------

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

Investment Strategy

Risks

Fees, Charges
and Expenses

Shareholder
Instructions

Performance and
Current Portfolio
Information


Table of Contents


Section 1  The Funds
This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                 1
 ..............................................................................
Nuveen Maryland Municipal Bond Fund                                          2
 ..............................................................................
Nuveen Flagship Pennsylvania Municipal Bond Fund                             4
 ..............................................................................
Nuveen Flagship Virginia Municipal Bond Fund                                 6
 ..............................................................................

Section 2 How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                        8
 ..............................................................................
What Securities We Invest In                                                 9
 ..............................................................................
How We Select Investments                                                   10
 ..............................................................................
What the Risks Are                                                          11
 ..............................................................................
How We Manage Risk                                                          11
 ..............................................................................

Section 3 How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

How to Choose a Share Class                                                 13
 ..............................................................................
How to Reduce Your Sales Charge                                             15
 ..............................................................................
How to Buy Shares                                                           15
 ..............................................................................
Systematic Investing                                                        16
 ..............................................................................
Systematic Withdrawal                                                       17
 ..............................................................................
Special Services                                                            17
 ..............................................................................
How to Sell Shares                                                          18
 ..............................................................................

Section 4 General Information

This section summarizes the funds' distribution policies and other general fund information.

Distributions and Taxes                                                     20
 ..............................................................................
Distribution and Service Plans                                              21
 ..............................................................................
Net Asset Value                                                             22
 ..............................................................................
Fund Service Providers                                                      22
 ..............................................................................
Appendix                                                                    23
 ..............................................................................

Section 5  Financial Highlights

This section provides the funds' financial performance for the past
5 years.

                                                              September 30, 1998

Section 1  The Funds


    Nuveen Maryland Municipal Bond Fund

    Nuveen Flagship Pennsylvania Municipal Bond Fund

    Nuveen Flagship Virginia Municipal Bond Fund






Prospectus

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

To learn more about how Nuveen Mutual Funds can help you achieve your financial goals, talk with your financial adviser. Or call us at (800) 257-8787 for more information

A Century of Investment Experience

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and maintain wealth.

                                                        Section 1  The Funds 1

Nuveen Maryland Municipal Bond Fund


Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

   . Earn regular monthly tax-free dividends;
   . Preserve investment capital over time;
   . Reduce taxes on investment income;
   . Set aside money systematically for
     retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

   . Pursue an aggressive, high-growth
     investment strategy;
   . Invest through an IRA or 401(k) plan;
   . Avoid fluctuations in share price.

How the Fund Has Performed

The fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Adviser(SM) for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past five years as well as annualized fund, peer group and market benchmark returns for the one-, five-year and inception periods ending December 31, 1997. This information is intended to help you assess the potential rewards and risks of a fund investment. Of course, past results do not predict future performance.


Total Returns/1/

Class A Annual Returns

[BAR GRAPH APPEARS HERE]


 20%
 15%
 10%
  5%
  0%
 -5%
-10%

1993    1994    1995    1996    1997
12.1%  -6.5%    16.9%   3.6%    7.6%


From inception to December 31, 1997, the highest and lowest quarterly returns were 7.46% and -5.76%, respectively for the quarters ending 3/31/95 and 3/31/94.

                                              Average Annual Total Returns for
                                           the Periods Ending December 31, 1997
-------------------------------------------------------------------------------
     Class                                     1 Year      5 Year     Inception
-------------------------------------------------------------------------------
Class A (Offer)                                3.05%       5.52%        6.02%
Class A (NAV)                                  7.55%       6.43%        6.81%
Class B                                        2.75%       5.53%        5.93%
Class C                                        6.92%       5.70%        6.07%
Class R                                        7.74%       6.69%        7.07%
-------------------------------------------------------------------------------
LB Market
 Benchmark/2/                                  9.19%       7.36%        8.58%
Lipper
 Peer Group/3/                                 9.39%       7.03%        8.35%

2   Section 1   The Funds

What are the Costs of Investing?
--------------------------------

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment


Share Class                              A          B       C        R/5/
--------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                            4.20%/6/    None    None      None
Maximum Sales Charge Imposed
on Reinvested Dividends                  None       None    None      None
Exchange Fees                            None       None    None      None
Deferred Sales Charge/7/                 None/8/      5%/9/   1%/10/  None

Annual Fund Operating Expenses/11/

Paid From Fund Assets


Share Class                              A          B       C         R
--------------------------------------------------------------------------
Management Fees                          .55%       .55%    .55%      .55%
12b-1 Distribution and Service Fees      .20%       .95%    .75%       --%
Other Expenses                           .15%       .16%    .15%      .15%
Total Operating Expenses                 .94%      1.69%   1.49%      .74%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                        Redemption                   No Redemption
Share Class      A       B       C      R      A       B       C      R
-------------------------------------------------------------------------
1 Year         $  512  $  567  $  152  $ 76  $  512  $  172  $  152  $ 76
3 Years        $  707  $  851  $  471  $237  $  707  $  533  $  471  $237
5 Years        $  918  $1,032  $  813  $411  $  918  $  918  $  813  $411
10 Years       $1,526  $1,799  $1,779  $918  $1,526  $1,799  $1,779  $918

How the Fund Is Invested (as of 5/31/98)
----------------------------------------

Portfolio Statistics

Weighted Average Maturity         15.3 years
Weighted Average Duration          5.4 years
Weighted Average Credit Quality          AA+
Number of Issues                          50

Credit Quality

AAA                                      66%
AA                                       22%
A                                         4%
BBB/NR                                    8%

Industrial Diversification (Top 5)
[Pie Chart Appears Here]

Tax Obligation-Limited (11%)

Housing-Multifamily (14%)

U.S. Guaranteed (19%)

Health Care (12%)

Other (32%)

Housing-Single-Family (12%)

 1. Class R total returns reflect actual performance for all periods; Classes A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see What are the Costs of Investing?). The year-to-date return as of 6/30/98 was 2.39%. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- year and since inception annual return table does.

 2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

 7. As a percentage of lesser of purchase price or redemption proceeds.

 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  3

Nuveen Flagship Pennsylvania Municipal Bond Fund

Fund Overview
-------------

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potential above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

  .  Earn regular monthly tax-free dividends;
  .  Preserve investment capital over time;
  .  Reduce taxes on investment income;
  . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

  .  Pursue an aggressive, high-growth investment strategy;
  .  Invest through an IRA or 401(k) plan;
  .  Avoid fluctuations in share price.

How the Fund Has Performed
--------------------------

The fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier AdviserSM for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund, peer group and market benchmark returns for the one-, five- and ten-year periods ending December 31, 1997. This information is intended to help you assess the potential rewards and risks of a fund investment. Of course, past results do not predict future performance.


Total Returns/1/

[BAR CHART APPEARS HERE]

1988       13.2%
1989        9.5%
1990        5.1%
1991       11.8%
1992        9.8%
1993       11.1%
1994       -4.2%
1995       15.3%
1996        3.8%
1997       10.0%

During the ten years ending December 31, 1997, the highest and lowest quarterly returns were 5.63% and -4.45%, respectively for the quarters ending 3/31/95 and 3/31/94.

                          Average Annual Total Returns for
                        the Periods Ending December 31, 1997
                        ------------------------------------
     Class               1 Year         5 Year       10 Year
------------------------------------------------------------
Class A (Offer)          5.36%          6.06%          7.94%
Class A (NAV)            9.99%          6.98%          8.40%
Class B                  5.39%          6.24%          7.93%
Class C                  9.41%          6.38%          7.80%
Class R                 10.21%          7.02%          8.42%
------------------------------------------------------------
LB Market
  Benchmark/2/           9.19%          7.36%          8.58%
Lipper
  Peer Group/3/          9.39%          7.03%          8.35%

4  Section 1   The Funds

What are the Costs of Investing?
--------------------------------

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                             A          B       C        R/5/
------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                           4.20%/6/   None    None      None
Maximum Sales Charge Imposed
on Reinvested Dividends                 None      None    None      None
Exchange Fees                           None      None    None      None
Deferred Sales Charge/7/                None/8/     5%/9/   1%/10/  None

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                             A          B       C          R
------------------------------------------------------------------------
Management Fees                         .55%      .55%    .55%      .55%
12b-1 Distribution and Service Fees     .20%      .95%    .75%       --%
Other Expenses                          .15%      .16%    .15%      .15%
Total Operating Expenses                .61%     1.34%   1.16%      .41%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                         Redemption                 No Redemption
Share Class      A       B       C      R      A       B       C      R
-------------------------------------------------------------------------
1 Year         $  480  $  533  $  118  $ 42  $  480  $  136  $  118  $ 42
3 Years        $  607  $  746  $  368  $132  $  607  $  425  $  368  $132
5 Years        $  746  $  850  $  638  $230  $  746  $  734  $  638  $230
10 Years       $1,150  $1,412  $1,409  $518  $1,150  $1,412  $1,409  $518

How the Fund Is Invested (as of 5/31/98)
----------------------------------------

Portfolio Statistics
Weighted Average Maturity        22.1 years
Weighted Average Duration         7.6 years
Weighted Average Credit Quality          A+
Number of Issues                         85

Credit Quality

AAA                                     40%
AA                                       8%
A                                       19%
BBB/NR                                  33%

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Education and Civic Organizations (16%)

Housing-Single-Family (12%)

U.S. Guaranteed (8%)

Health Care (15%)

Other (37.3%)

Utilities (12%)


 1. Class R total returns reflect actual performance for all periods; Classes A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see What are the Costs of Investing?). The year-to-date return as of 6/30/98 was 2.93%. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year annual return table does.

 2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

 7. As a percentage of lesser of purchase price or redemption proceeds.

 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  5

Nuveen Flagship Virginia Municipal Bond Fund


Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potential above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk. As with any mutual fund investment, loss of money is a risk of investing.

The fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

     . Earn regular monthly tax-free dividends;

     . Preserve investment capital over time;

     . Reduce taxes on investment income;

     . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

     . Pursue an aggressive, high-growth investment strategy;

     . Invest through an IRA or 401(k) plan;

     . Avoid fluctuations in share price.

How the Fund Has Performed

The fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Adviser/SM/ for municipal bond investing. The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund, peer group and market benchmark returns for the one-, five- and ten-year periods ending December 31, 1997. This information is intended to help you assess the potential rewards and risks of a fund investment. Of course, past results do not predict future performance.

Total Returns/1/

Class A Annual Returns

[BAR CHART APPEARS HERE]

1988     12.7%
1989      9.3%
1990      6.5%
1991     11.8%
1992      9.3%
1993     12.4%
1994     -5.5%
1995     16.3%
1996      4.0%
1997      9.4%

During the ten years ending December 31, 1997, the highest and lowest quarterly returns were 6.58% and -5.14%, respectively for the quarters ending 3/31/95 and 3/31/94.

                             Average Annual Total Returns for
                           the Periods Ending December 31, 1997
    Class                    1 Year       5 Year       10 Year
---------------------------------------------------------------
Class A (Offer)               4.79%        6.12%        7.99%
Class A (NAV)                 9.41%        7.04%        8.45%
Class B                       4.63%        6.26%        7.98%
Class C                       8.91%        6.45%        7.86%
Class R                       9.62%        7.08%        8.47%
---------------------------------------------------------------
LB Market Benchmark/2/        9.19%        7.36%        8.58%
Lipper Peer Group/3/          9.39%        7.03%        8.35%

6  Section 1   The Funds

What are the Costs of Investing?

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                              A        B       C       R/5/
----------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                            4.20%/6/ None    None     None
 ......................................................................
Maximum Sales Charge Imposed
on Reinvested Dividends                  None    None    None     None
 ......................................................................
Exchange Fees                            None    None    None     None
 ......................................................................
Deferred Sales Charge/7/                 None/8/   5%/9/   1%/10/ None
 ......................................................................

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                                A       B      C      R
-------------------------------------------------------------------
Management Fees                           .55%   .55%   .55%   .55%
 ...................................................................
12b-1 Distribution and Service Fees       .20%   .95%   .75%    --%
 ...................................................................
Other Expenses                            .15%   .16%   .15%   .15%
 ...................................................................
Total Operating Expenses                  .74%  1.51%  1.29%   .54%
 ...................................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                        Redemption                  No Redemption
Share Class      A       B       C      R      A       B       C      R
-------------------------------------------------------------------------
1 Year         $  492  $  550  $  131  $ 55  $  492  $  154  $  131  $ 55
 .........................................................................
3 Years        $  647  $  797  $  409  $173  $  647  $  477  $  409  $173
 .........................................................................
5 Years        $  814  $  939  $  708  $302  $  814  $  824  $  708  $302
 .........................................................................
10 Years       $1,300  $1,593  $1,556  $677  $1,300  $1,593  $1,556  $677
 .........................................................................

How the Fund Is Invested (as of 5/31/98)

Portfolio Statistics

Weighted Average Maturity          20.3 years
 .............................................
Weighted Average Duration           6.1 years
 .............................................
Weighted Average Credit Quality           AA-
 .............................................
Number of Issues                          127
 .............................................

Credit Quality

AAA                                       34%
 .............................................
AA                                        30%
 .............................................
A                                         24%
 .............................................
BBB/NR                                    12%
 .............................................

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Other                              (38%)
Education and Civic Organizations  (11%)
Health Care                        (14%)
U.S. Guaranteed                     (8%)
Water/Sewer                        (14%)
Tax Obligation-Limited             (15%)

1. Class R total returns reflect actual performance for all periods; Classes A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see What are the Costs of Investing?). The year-to-date return as of 6/30/98 was 2.80%. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year annual return table does.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.  As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  7

Section 2  How We Manage Your Money

To help you understand the funds better, this section includes a detailed discussion of our investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.



Who Manages the Funds

Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, IL 60606, ("Nuveen Advisory"), serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management.

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

John W. Gambla is an Assistant Portfolio Manager of Nuveen Advisory and the portfolio manager of the Maryland Fund. Mr. Gambla has managed the fund since April 1997 and joined Nuveen Advisory in July 1992. Richard Huber is the portfolio manager for the Pennsylvania Fund. Mr. Huber has managed the fund since 1995 as a Vice President of Flagship Financial Inc., the fund's prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Richard Huber also is the portfolio manager for the Virginia Fund. Mr. Huber has managed the fund since 1992.

8  Section 2  How We Manage Your Money

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to each fund described in this prospectus:

Average Daily Net Asset Value                Management Fee
For the first $125 million                          0.5500%
 ...........................................................
For the next $125 million                           0.5375%
 ...........................................................
For the next $250 million                           0.5250%
 ...........................................................
For the next $500 million                           0.5125%
 ...........................................................
For the next $1 billion                             0.5000%
 ...........................................................
For assets over $2 billion                          0.4750%
 ...........................................................

For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory, as a percentage of average net assets:

Nuveen Maryland Municipal Bond Fund                     .xx
 ...........................................................
Nuveen Flagship Pennsylvania Municipal Bond Fund        .xx
 ...........................................................
Nuveen Flagship Virginia Municipal Bond Fund            .xx
 ...........................................................

What Securities We Invest In

Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Obligations

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. A municipality may issue general obligation bonds that are payable from the revenues of a particular project or a special excise tax.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

Quality Municipal Bonds

The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund will invest at least 80% of its net assets in investment-grade quality municipal bonds. If suitable municipal bonds from a specific state are not available at attractive prices

                                          Section 2  How We Manage Your Money  9
and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The funds may not invest more than 20% of their net assets in these territorial municipal bonds.

Portfolio Maturity

Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

Short-term Investments

Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. For more information on eligible short-term investments, see the Statement of Additional Information.

Delayed Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

How We Select Investments

Nuveen Advisory selects municipal obligations for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal obligations with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal obligations that we believe represent the most attractive values.

Portfolio Turnover

A fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

10  Section 2  How We Manage Your Money

What the Risks Are

Risk is inherent in all investing. Investing in a mutual fund -- even the most conservative -- involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

Interest rate risk: the risk that the value of the fund's portfolio will decline because of rising market interest rates (bond prices move in the opposite direction of interest rates). The longer the average maturity (duration) of a fund's portfolio, the greater its interest rate risk.

Income risk: the risk that the income from the fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate.

Credit risk: the risk that an issuer of a bond is unable to meet its obligation to make interest and principal payments due to changing market conditions. Generally, lower rated bonds provide higher current income but are considered to carry greater credit risk than higher rated bonds.

Inflation risk: the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the funds' assets can decline as can the value of the funds' distributions.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from the economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. These risks may be greater for the funds, because they are "non-diversified" which authorizes them to concentrate their investments in municipal bonds of certain issuers to a greater extent than diversified funds.

How We Manage Risk

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                                         Section 2  How We Manage Your Money  11

  . 25% in any one industry such as electric utilities or health care.

  . 10% in borrowings (33% if used to meet redemptions).

Hedging and Other Defensive Investment Strategies

Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

12  Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

You can choose from four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial adviser can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.

How to Choose a Share Class

In deciding whether to purchase Class A, Class B, Class C or Class R shares, you should consider:

  . the amount of your purchase;

  . any current holdings of fund shares;

  . how long you expect to hold the shares;

  . the amount of any up-front sales charge;

  . whether a contingent deferred sales charge (CDSC) would apply upon redemption;

  . the amount of any distribution or service fees that you may incur while you own the shares;

  . whether you will be reinvesting income or capital gain distributions in additional shares;

  . whether you qualify for a sales charge waiver or reduction.

For a summary of the charges and expenses for each class, please see the Summary of Fund Expenses.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% which compensates your financial adviser for providing ongoing service to you. The up-front Class A sales charge for all funds described in the prospectus is as follows:

                                                                                       Authorized Dealer
                                      Sales Charge as % of      Sales Charge as % of   Commission as % of
Amount of Purchase                    Public Offering Price*    Net Amount Invested    Public Offering Price
Less than $50,000                             4.20%                    4.38%                   3.70%
 ............................................................................................................
$50,000 but less than $100,000                4.00%                    4.18%                   3.50%
 ............................................................................................................
$100,000 but less than $250,000               3.50%                    3.63%                   3.00%
 ............................................................................................................
$250,000 but less than $500,000               2.50%                    2.56%                   2.00%
 ............................................................................................................
$500,000 but less than $1,000,000             2.00%                    2.04%                   1.50%
 ............................................................................................................
$1,000,000 and over                            --*                       --                    --(1)
 ............................................................................................................

(1) You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays Authorized Dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Fund) of the amount

                                  Section 3  How You Can Buy and Sell Shares  13
over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a CDSC of 1% (0.75% and 0.50%, respectively, for the Intermediate and Limited-Term funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial adviser has made arrangements with Nuveen and agrees to waive the commission.

Class B Shares

You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily assets. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. The annual .75% distribution fee compensates Nuveen for paying your financial adviser a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Years Since Purchase      0-1      1-2      2-3      3-4      4-5      5-6
CDSC                       5%       4%       4%       3%       2%       1%
 ..........................................................................

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of 1%. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. The annual .55% distribution fee reimburses Nuveen for paying your financial adviser an ongoing sales commission. Nuveen advances the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you may have to pay a 1% CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower.

Class R Shares

Under limited circumstances, you may purchase Class R Shares at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R Shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower ongoing expenses than Class A shares.

14  Section 3  How You Can Buy and Sell Shares

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge Reductions

 . Rights of accumulation
 . Letter of intent
 . Group purchase

Class A Sales Charge Waivers

 . Nuveen Unit Trust reinvestment

 . Purchases using redemptions from unrelated funds

 . Retirement plans

 . Certain employees and Directors of Nuveen or employees of authorized dealers

 . Bank trust departments

Class R Eligibility

 . Certain employees and Directors of Nuveen or employees of authorized dealers

 . Bank trust departments

In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial adviser or by calling (800) 257-8787. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

How to Buy Shares

You may open an account with $3,000 per fund share class ($1,000 for an IRA account) and make additional investments at any time with as little as $50. There is no minimum if you are reinvesting Nuveen unit trust distributions. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price. A business day is any day the New York Stock Exchange is open for business and usually ends at 4 p.m. New York time when the Exchange closes.

Through a Financial Adviser

You may buy shares through your financial adviser, who can handle all the details for you, including opening a new account. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisers are paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing investment advice and services. If you do not have a financial adviser, call (800) 257-8787 and Nuveen can refer you to one in your area.

                                  Section 3  How You Can Buy and Sell Shares  15

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 5186, New York, NY 10274-5186.

Systematic Investing

Once you have established a fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or directly from your paycheck. To invest directly from your paycheck, contact your financial adviser or call Nuveen at (800) 257-8787. Systematic investing may also make you eligible for reduced sales charges.

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

[CHART APPEARS HERE]

One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

Systematic Investment Plan

You can make regular investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account. You can stop the withdrawals at any time. There is no charge for this plan.

16  Section 3  How You Can Buy and Sell Shares

Payroll Direct Deposit Plan

You can, with your employer's consent, make regular investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct this amount automatically from your paycheck. You can stop the deductions at any time. There is no charge for this plan.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Special Services

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Exchanging Shares

You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may not exchange Class B shares for shares of a Nuveen money market fund. Because an exchange is treated for tax purposes as a concurrent sale and purchase, and any gain may be subject to tax, you should consult your tax adviser about the tax consequences of any contemplated exchange.

The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                  Section 3  How You Can Buy and Sell Shares  17

Fund Direct

You may link your fund account to your bank account and transfer money electronically between these accounts and perform a variety of account transactions, including buying shares by telephone and investing through a Systematic Investment Plan. You may also have dividends, distributions, redemption payments or Systematic Withdrawal Plan payments sent directly to your bank account.

Your financial adviser can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

How to Sell Shares

You may use one of the following ways to sell (redeem) your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appreciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Through Your Financial Adviser

You may sell your shares through your financial adviser who can prepare the necessary documentation. Your financial adviser may charge for this.

By Telephone

If you have authorized telephone redemption privileges, you can redeem your shares by telephone up to $50,000. You may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder of record and mailed to the address of record. If you have established electronic funds transfer privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day. Nuveen and Shareholder Services, Inc. will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, Nuveen Investor Services, P.O. Box 5186, New York, NY 10274-5186. Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

18  Section 3  How You Can Buy and Sell Shares

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active Nuveen unit trust reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

 . The signature of each owner exactly as it appears on the account;

 . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

 . The address where you want your redemption proceeds sent (if other than the address of record);

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by a fund. A notary public cannot provide a signature guarantee.

                                  Section 3  How You Can Buy and Sell Shares  19

Section 4  General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.




Distributions and Taxes

The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, payable the first business day of the following month.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial adviser or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

Because the funds invest in municipal bonds, the regular monthly dividends you receive will be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains, including any percentage of your fund dividends attributable to municipal obligations, that you were paid during the prior year. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name. Nuveen will send you this statement if you hold your shares in registered form. The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash. If you receive social security benefits, you should be aware that any tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

20  Section 4  General Information

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law.

Please note that if you do not furnish us with your correct Social Security number or employer identification number, federal law requires us to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

Taxable Equivalent Yields

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

Taxable Equivalent Of Tax-Free Yields

                                 Tax-Free Yield

Tax Rate        4.00%      4.50%      5.00%      5.50%      6.00%
28.0%           5.56%      6.25%      6.94%      7.64%      8.33%
 .................................................................
31.0%           5.80%      6.52%      7.25%      7.97%      8.70%
 .................................................................
36.0%           6.25%      7.03%      7.81%      8.59%      9.37%
 .................................................................
39.6%           6.62%      7.45%      8.28%      9.11%      9.93%
 .................................................................

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

Distribution and Service Plans

John Nuveen & Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" on page 23 for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to Authorized Dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate Authorized Dealers, including Nuveen, for providing account services to

                                              Section 4  General Information  21
shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, the expenses of preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The price you pay for your shares is based on the fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class by taking the fair value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day. Securities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

Fund Service Providers

The custodian of the assets of the funds is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

22  Section 4  General Information

Appendix


Special State Considerations

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

Maryland

Maryland's recovery from the recession of the early 1990's has been slow because of reductions in defense industry and federal government employment. Services, wholesale and retail trade, and government account for most of the State's employment. Unlike in most states, government employment surpasses manufacturing employment in Maryland.

The State's unemployment rate, which fell to 4.7% in June 1997 from 4.9% in 1996, remains below the national average. Per capita income, which was $27,221 in 1996, ranks sixth in the nation.

The State ended fiscal 1996 with a $760.4 million total fund balance, or 7.4% of operating expenditures. During its 1997 term, the Maryland legislature passed a 10% reduction to the State's income tax, which will be phased in from 1998 through 2002. Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, remains moderate. Moody's, Standard & Poor's, and Fitch confirmed their respective triple-A ratings for the State in July and August, 1997.

Tax Treatment.

The Maryland Fund's regular monthly dividends will not be subject to Maryland personal income taxes to the extent they are paid out of income earned on Maryland municipal bonds or U.S. government securities. You will be subject to Maryland personal income taxes, however, to the extent the Maryland Fund distributes any taxable income, or if you sell or exchange Maryland Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders is similar to that described above.

                                              Section 4  General Information  23

Pennsylvania

Pennsylvania's economy, which is one of the weaker economies in the Northeast, is expected to continue to lag national economic trends in the near future. The sluggish economy is due in part to continued mergers and acquisitions, expenditure reductions, and layoffs in the healthcare, defense, and telecommunications industries, which are the most important to the Commonwealth's economy.

Pennsylvania's unemployment rate exceeded national levels, rising from 4.9% at the end of 1996 to 5.4% in June, 1997. Pennsylvania ranks 19th among the states in per capita income, which was $23,558 in 1996. Personal income growth has lagged national levels.

For the fiscal year 1996, the general fund balance was drawn down $53.1 million to $635 million (or 2.5% of general fund revenues) to fund business tax cuts. Total revenues and other sources in fiscal year 1996 increased 8.7%. As of July 31, 1997, Pennsylvania's general obligation debt carries ratings of AA- by Standard & Poor's, Al by Moody's, and AA- by Fitch.

Tax Treatment.

The Pennsylvania Fund's regular monthly dividends will not be subject to the Pennsylvania individual income tax to the extent they are paid out of income earned on Pennsylvania municipal bonds or U.S. government securities. You will be subject to Pennsylvania personal income tax, however, to the extent the Pennsylvania Fund distributes any taxable income or realized capital gains, or if you sell or exchange Pennsylvania Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Pennsylvania Fund is similar to that described above.

Virginia

Like the U.S. economy, the Virginia economy is broad-based and composed of several distinct regions. In terms of employment composition, the Commonwealth's economy nearly mirrors the U.S. economy with the services, trade, government, and manufacturing sectors supplying a significant portion of employment. Recent employment losses in the federal government, manufacturing, and mining sectors have been offset by employment growth in other sectors, including high-technology. The federal government remains an important employer and has a greater impact on the Commonwealth than it has on most other states.

Virginia's unemployment rate was a low 4.3% in June 1997, down slightly from the 1996 rate of 4.4% and below the national average. At $24,925 in 1996, per capita income remains above the U.S. average, although growth in per capita income has lagged the national rate.

The Commonwealth has historically operated on a fiscally conservative basis but had a deficit in fiscal year 1995, largely because of a court decision that required the Commonwealth to refund certain taxes. A large operating surplus in fiscal year 1996 allowed the Commonwealth to reduce this deficit significantly. In May 1997, Moody's, S&P, and Fitch confirmed their respective triple-A ratings for the Commonwealth.

24  Section 4  General Information

Tax Treatment.

The Virginia Fund's regular monthly dividends will not be subject to Virginia personal income taxes to the extent they are paid out of income earned on Virginia municipal bonds or U.S. government securities. You will be subject to Virginia personal income taxes, however, to the extent the Virginia Fund distributes any taxable income, or if you sell or exchange Virginia Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders is similar to that described above.

                                              Section 4  General Information  25

Section 5  Financial Highlights

The following tables are intended to help you better understand each fund's recent past performance. The tables are excerpted from each fund's latest financial statements audited by Arthur Andersen LLP. You may obtain the complete statements along with the auditor's report by requesting from Nuveen a free copy of the fund's latest annual shareholder report.

Maryland Municipal Bond Fund
----------------------------

                          Investment Operations       Less Distributions                                 Ratios/Supplemental Data
                      ---------------------------  ------------------------                           ------------------------------
Class
(Inception
Date)
                                        Net                                                                       Ratio of
                                   Realized                                                                            Net
                                and Unreal-                                                            Ratio of    Invest-
                                       ized                                                            Expenses       ment
                            Net     Invest-            Net                  Ending            Ending         to  Income to    Port-
Year       Beginning    Invest-        ment        Invest-                     Net               Net    Average    Average    folio
Ending     Net Asset       ment        Gain           ment  Capital          Asset     Total  Assets        Net        Net Turnover
May 31,        Value  Income(a)      (Loss) Total   Income    Gains  Total   Value Return(b)   (000)  Assets(a)  Assets(a)     Rate
-----------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
  1998        $10.25       $.48      $ .32  $ .80    $(.49)    $- -  $(.49)  $10.56    7.95%  $17,427       .94%     4.62%       7%
  1997(c)      10.25        .16        .01    .17     (.17)     - -   (.17)   10.25    1.63    12,977       .95*     4.90*       3
  1997(d)      10.43        .46       (.15)   .31     (.49)     - -   (.49)   10.25    3.06    11,788      1.00      4.79        4
  1996(d)       9.60        .48        .85   1.33     (.50)     - -   (.50)   10.43   14.07     6,860      1.00      4.74       17
  1995(e)       9.84        .20       (.23)  (.03)    (.21)     - -   (.21)    9.60    (.26)    1,605      1.00*     5.26*      35

Class B (3/97)
  1998         10.25        .41        .31    .72     (.41)      --   (.41)   10.56    7.16     2,332      1.69      3.85        7
  1997(f)      10.29        .10       (.04)   .06     (.10)      --   (.10)   10.25     .83       150      1.70*     4.00*       3

Class C (9/94)
  1998         10.24        .43        .32    .75     (.43)      --   (.43)   10.56    7.44     2,606      1.49      4.07        7
  1997(c)      10.24        .15         --    .15     (.15)      --   (.15)   10.24    1.43     2,103      1.50*     4.35*       3
  1997(d)      10.42        .39       (.16)   .23     (.41)      --   (.41)   10.24    2.28     1,985      1.75      4.05        4
  1996(d)       9.59        .41        .84   1.25     (.42)      --   (.42)   10.42   13.24     1,438      1.75      4.04       17
  1995(e)       9.75        .16       (.15)   .01     (.17)      --   (.17)    9.59     .12       860      1.75*     4.55*      35

Class R (11/76)
  1998         10.26        .51        .32    .83     (.51)      --   (.51)   10.58    8.23    44,599       .74      4.82        7
  1997(c)      10.26        .17         --    .17     (.17)      --   (.17)   10.26    1.68    43,306       .75*     5.10*       3
  1997(d)      10.44        .47       (.14)   .33     (.51)      --   (.51)   10.26    3.29    43,738       .75      5.06        4
  1996(d)       9.61        .51        .84   1.35     (.52)      --   (.52)   10.44   14.33    47,389       .75      5.07       17
  1995(d)      10.62        .51      (1.01)  (.50)    (.51)      --   (.51)    9.61   (4.58)   42,741       .75      5.28       35
  1994(d)       9.91        .51        .72   1.23     (.50)    (.02)  (.52)   10.62   12.71    47,822       .75      4.85        4
----------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(c)  For the four months ended May 31.
(d)  For year ended January 31.
(e)  From commencement of class operations as noted through January 31.
(f)  From commencement of class operations as noted.

26  Section 5   Financial Highlights

Pennsylvania Municipal Bond Fund **

                       Investment Operations        Less Distributions                                 Ratios/Supplemental Data
                    ---------------------------  ------------------------                           ------------------------------
Class
(Inception
Date)
                                     Net                                                                        Ratio of
                                Realized                                                                             Net
                                     and                                                             Ratio of    Invest-
                              Unrealized                                                             Expenses       ment
                          Net    Invest-             Net                  Ending            Ending         to  Income to     Port-
Year     Beginning    Invest-       ment         Invest-                     Net               Net    Average    Average     folio
Ending   Net Asset       ment       Gain            ment  Capital          Asset     Total  Assets        Net        Net  Turnover
May 31,      Value  Income(a)     (Loss)  Total   Income    Gains   Total  Value  Return(b)  (000)  Assets(a)  Assets(a)      Rate
==================================================================================================================================
Class A (10/86)
  1998     $10.25      $.56       $ .45   $1.01    $(.56)   $(.02)   $(.58) $10.68   10.05%   $65,826   .61%     5.28%         20%
  1997      10.00       .57         .25     .82     (.57)      --     (.57)  10.25    8.37     55,667   .70      5.61          46
  1996      10.21       .59        (.20)    .39     (.60)      --     (.60)  10.00    3.83     44,392   .79      5.76          65
  1995      10.06       .60         .16     .76     (.61)      --     (.61)  10.21    7.90     42,600   .89      6.08          50
  1994      10.38       .61        (.32)    .29     (.61)      --     (.61)  10.06    2.70     42,226   .91      5.80          21
Class B (2/97)
  1998      10.27       .48         .45     .93     (.48)    (.02)    (.50)  10.70    9.23      2,640  1.34      4.50          20
  1997(c)   10.21       .16         .06     .22     (.16)      --     (.16)  10.27    2.18        229  1.35*     4.84*         46
Class C (2/94)
  1998      10.25        .50         .45     .95    (.50)    (.02)    (.52)  10.68    9.50      8,912   1.16     4.73          20
  1997       9.99        .51         .26     .77    (.51)      --     (.51)  10.25    7.88      6,320   1.25     5.06          46
  1996      10.21        .53        (.21)    .32    (.54)      --     (.54)   9.99    3.16      4,442   1.68     4.85          65
  1995      10.06        .54         .16     .70    (.55)      --     (.55)  10.21    7.31      3,118   1.84     5.05          50
  1994(c)   10.71        .16        (.64)   (.48)   (.17)      --     (.17)  10.06  (13.46)*    1,697   1.68*    4.64*         21
Class R (2/97)
  1998      10.25        .58         .45    1.03    (.58)    (.02)    (.60)  10.68   10.30     61,180    .41     5.48          20
  1997(c)   10.21        .20         .03     .23    (.19)      --     (.19)  10.25    2.31     57,383    .39*    5.83*         46
-----------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Pennsylvania.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(c)  From commencement of class operations as noted.

                                            Section 5   Financial Highlights  27

Virginia Municipal Bond Fund**

                       Investment Operations        Less Distributions                                 Ratios/Supplemental Data
                    ---------------------------  ------------------------                           ------------------------------
Class
(Inception
Date)
                                     Net                                                                        Ratio of
                                Realized                                                                             Net
                                     and                                                             Ratio of    Invest-
                              Unrealized                                                             Expenses       ment
                          Net    Invest-             Net                  Ending            Ending         to  Income to     Port-
Year     Beginning     Invest       ment         Invest-                     Net               Net    Average    Average     folio
Ending   Net Asset      -ment       Gain            ment  Capital          Asset     Total  Assets        Net        Net  Turnover
May 31,      Value  Income(a)     (Loss)  Total   Income    Gains   Total  Value  Return(b)  (000)  Assets(a)  Assets(a)      Rate
==================================================================================================================================
Class A (3/86)
  1998      $10.66       $.56      $ .41  $ .97    $(.56)   $(.01) $(.57) $11.06     9.30% $133,966      .74%      5.15%        3%
  1997       10.40        .58        .25    .83     (.57)      --   (.57)  10.66     8.20   122,252      .74       5.45*       23
  1996       10.56        .57       (.15)   .42     (.58)      --   (.58)  10.40     4.03   117,677      .83       5.41        17
  1995       10.36        .59        .20    .79     (.59)      --   (.59)  10.56     7.99   112,643      .79       5.81        50
  1994       10.82        .60       (.31)   .29     (.60)    (.15)  (.75)  10.36     2.62   107,502      .64       5.53        17

Class B (2/97)

  1998       10.66        .48        .41    .89     (.48)    (.01)  (.49)  11.06     8.53     3,894      1.51      4.33         3
  1997(c)    10.62        .16        .04    .20     (.16)      --   (.16)  10.66     1.94       381      1.47*     4.68*       23

Class C (10/93)

  1998       10.65        .50        .42    .92     (.50)    (.01)  (.51)  11.06     8.81    15,660      1.29      4.59         3
  1997       10.39        .52        .26    .78     (.52)      --   (.52)  10.65     7.61    11,700      1.29      4.89        23
  1996       10.56        .51       (.16)   .35     (.52)      --   (.52)  10.39     3.37    10,978      1.38      4.84        17
  1995       10.36        .53        .20    .73     (.53)      --   (.53)  10.56     7.40     6,537      1.34      5.24        50
  1994(c)    11.24        .34       (.78)  (.44)    (.34)    (.10)  (.44)  10.36    (7.13)*   4,759      1.14*     4.85*       17

Class R (2/97)

  1998       10.66        .59        .41   1.00     (.59)    (.01)  (.60)  11.06     9.54    58,734       .54      5.35         3
  1997(c)    10.62        .20       (.04)   .24     (.20)      --   (.20)  10.66     2.26    57,002       .52*     5.69*       23
==================================================================================================================================

*    Annualized.

** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Virginia.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(c)  From commencement of class operations as noted.

28  Section 5  Financial Highlights

Nuveen Mutual Funds



Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Tax-Free Income

National Municipal Bond Funds

Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

Arizona
California/1/
Colorado
Connecticut
Florida
Georgia
Kansas

Kentucky/2/
Louisiana
Maryland
Massachusetts/1/
Michigan
Missouri
New Jersey
New Mexico
New York/1/

North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin


Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the fund's latest semi-annual or annual fiscal year end. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.



1. Long-term and insured long-term portfolios.
2. Long-term and limited-term portfolios.


NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com

XXX-X-X/XX

                                                         SEPTEMBER 30, 1998

NUVEEN FLAGSHIP MULTISTATE TRUST I

NUVEEN FLAGSHIP ARIZONA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP COLORADO MUNICIPAL BOND FUND

NUVEEN FLAGSHIP FLORIDA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MARYLAND MUNICIPAL BOND FUND

NUVEEN FLAGSHIP NEW MEXICO MUNICIPAL BOND FUND

NUVEEN OKLAHOMA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP PENNSYLVANIA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP VIRGINIA MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Multistate Trust I dated September 12, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 621-7227.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-13
Investment Adviser and Investment Management Agreement..................... S-27
Portfolio Transactions..................................................... S-28
Net Asset Value............................................................ S-29
Tax Matters................................................................ S-30
Performance Information.................................................... S-39
Additional Information on the Purchase and Redemption of Fund Shares....... S-49
Distribution and Service Plan.............................................. S-55
Independent Public Accountants and Custodian............................... S-57
Financial Statements....................................................... S-57
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports; each is included herein by reference. The Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Arizona Municipal Bond Fund and the Florida Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Multistate Trust I (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Multistate Trust I. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has nine series: the Nuveen Flagship Arizona Municipal Bond Fund (formerly the Flagship Arizona Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Colorado Municipal Bond Fund (formerly the Flagship Colorado Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Florida Municipal Bond Fund (formerly the Flagship Florida Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Florida Intermediate Municipal Bond Fund (formerly the Flagship Florida Intermediate Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Maryland Municipal Bond Fund (formerly the Nuveen Maryland Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust); the Nuveen Flagship New Mexico Municipal Bond Fund (formerly the Flagship New Mexico Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Oklahoma Municipal Bond Fund; the Nuveen Flagship Pennsylvania Municipal Bond Fund (formerly the Flagship Pennsylvania Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Virginia Municipal Bond Fund (formerly the Flagship Virginia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). The Nuveen Oklahoma Municipal Bond Fund has also been organized as a series of the Trust, but has issued no shares to date. Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

PORTFOLIO SECURITIES

  As described in the Prospectus, each of the Funds invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the Funds, for the 1996 fiscal year-end of the Fund as a series of its predecessor entity (described above), and for the 1997 fiscal year-end, as indicated, were:

                                                                       FISCAL
                                                                        YEAR
                                                                      1996 1997
                                                                      ---- ----
      Arizona Municipal Bond Fund ................................... 38%  25%
      Colorado Municipal Bond Fund .................................. 70%  27%
      Florida Municipal Bond Fund ................................... 94%  54%
      Florida Intermediate Municipal Bond Fund ...................... 66%  35%
      Maryland Municipal Bond Fund .................................. 17%   4%*
      New Mexico Municipal Bond Fund ................................ 57%  43%
      Pennsylvania Municipal Bond Fund .............................. 65%  46%
      Virginia Municipal Bond Fund .................................. 17%  23%

--------
   *For the year ending January 31. For the four months ending May 31, 1997, the portfolio turnover rate was 3%.

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

  As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements.

The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO ARIZONA

  Arizona's economy is primarily based on services, tourism and high-tech manufacturing. However, the military, agriculture, and mining of primary metals still play a role. The State has experienced phenomenal economic and population growth in the recent past due to an influx of businesses attracted by the State's high quality of life, educated workforce, and friendly business environment. Major employers include Intel Corp., Microchip Technology and Charles Schwab. Over the last five years, the State has ranked second in the nation in job growth with more than a 30 percent increase and some 380,000 jobs created. The State's leading economic indicators hit an all-time high in April, suggesting that the State's economic growth may continue in the near term. However, signs of slowing job growth have surfaced.

  The statewide unemployment rate was 4.7 percent, slightly below the U.S. rate of 4.8 percent, at the end of May 1997. Additionally, unemployment rates in the State's two largest metropolitan areas, Phoenix-Mesa and Tucson, were a very low 3.2 percent and 3.3 percent, respectively. Statewide personal income grew at a rate of 7.5 percent in 1996 to approximately $21,953. Retail sales in Arizona during May 1997 were up 5.6 percent from May 1996, and for the calendar year 1996, retail sales grew by 5.5 percent.

  The Arizona Constitution restricts the legislature's power to raise revenues by increasing property taxes. The State has also enacted limits on annual spending. The legislature recently approved a record high $5.2 billion budget for the fiscal year 1998. The budget calls for a total of $316 million in additional spending over fiscal 1997, a 6.4 percent increase. The two largest budget items are an additional $236 million in education spending and $110 million in income tax cuts. This year's tax cuts are not dramatic but represent a continuing downward trend in State income tax rates that began in 1993. Arizona maintained a healthy general fund balance for fiscal 1996 of 11.2 percent of general fund revenues despite the previous income tax cuts. In fact, in 1996 income tax revenues rose 1.5 percent from fiscal 1995. The State does not issue general obligation bonds but relies on capital outlays, revenue bonds and other methods to finance projects. Each project is individually rated for its independent creditworthiness.

FACTORS PERTAINING TO COLORADO

  Colorado's trade and service sectors represent over half of non-agricultural employment in the State's economy and have expanded in the past years. Manufacturing employment is comparatively small and continues to shrink due to the concentration in defense production. The trade and services sectors, led by a healthy tourist industry, helped pull the State out of a recession in the late 1980's which had been caused by contraction in the energy, high technology and construction industries. The State's economic activity tends to mimic that of the nation as a whole albeit less severely according to Colorado's Office of State Planning and Budgeting.

  Colorado's unemployment rate was a very low 3.9% in June 1997, below the national average of 5.0%. Monthly job growth averaged 2.67% from January to June of 1997. Meanwhile, per capita income grew 4.7% to $25,084 in 1996. 1996 general fund revenues were $4.3 billion against expenditures of $4.4 billion. 1997 projected revenues are $4.6 billion. There is no outstanding general obligation debt, but outstanding lease obligations are rated A1 by Moody's and A+ by Standard & Poor's.

FACTORS PERTAINING TO FLORIDA

  Florida has a diverse economy with substantial insurance, banking, healthcare, construction and trade sectors, yet it remains heavily dependent on the agriculture and tourism industries. Employment and personal income growth have outpaced the nation since 1991 and recent economic reports indicate that the State continues to experience job growth, albeit at a more moderate pace. Economists are also predicting another record tourism year for the State. This economic growth as well as the State's healthy financial position were recognized in the State's recent rating upgrade from AA to AA+ by S&P.

  Florida's unemployment rate of 4.9% in June, 1997, is slightly better than the comparable national average of 5.0%. Florida's 1996 per capita income of $24,104 is on par with national averages and slightly above regional levels. The State's population growth continues to exceed growth in the national population.

  Florida voters approved a Constitutional amendment in 1995 which limits the rate of growth of state revenues to the growth rate of personal income. The State's fiscal 1996 results were better than expected due to sales tax revenue growth of 7.4% versus a 4% budgeted growth rate. Fiscal 1996 unencumbered reserves of $697.8 million in the General, Working Capital and Budget Stabilization Funds totaled 4.7% of expenditures. For fiscal 1997, the Budget Stabilization Fund and the Working Capital Fund are expected to reach $409 million and $219.4 million, respectively, which when combined would total the highest reserve level the State has recorded in over 10 years. The State's goal is to reach a 5% Budget Stabilization Fund by fiscal 1999. As of July 31, 1997, Florida's general obligation debt carries ratings of AA+ by S&P, Aa2 by Moody's, and AA by Fitch.

FACTORS PERTAINING TO MARYLAND

  Maryland's recovery from the recession of the early 1990's has been slow as the State has weathered reductions in defense industry and federal government employment. Services, wholesale and retail trade, and government account for most of the State's employment. Unlike in most states, government employment surpasses manufacturing employment in Maryland.

  The State's unemployment rate, which fell to 4.7% in June 1997 from 4.9% the prior year, remains below the national average. Maryland residents' per capita income, which was $27,221 in 1996, ranks sixth in the nation.

  The State Constitution mandates a balanced budget. In fiscal 1996, state expenditures totaled $12.4 billion while revenues reached $12.7 billion. The State ended fiscal 1996 with a $760.4 million total fund balance, or 7.4% of operating expenditures. During its 1997 term, the Maryland legislature passed a 10% reduction to the state's income tax, which will be phased in from 1998 through 2002. The legislature is now considering reforms to its pension system. Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, remains moderate. Moody's, S&P, and Fitch confirmed their respective triple-A ratings for the State in July and August, 1997.

FACTORS PERTAINING TO NEW MEXICO

  New Mexico's major industries include energy resources, tourism, services, crafts, agribusiness, manufacturing and mining. Energy resource production, including gas and oil sales, was approximately $5.2 billion in 1997. The economy also benefits from the employment and technology base supplied by federal government scientific research facilities at Los Alamos, Albuquerque and White Sands. Tourism generated about $2.3 billion for the state according to a 1991 estimate, a trend that should continue given the large number of state and federal park lands in the State. Finally, crop and livestock production remains diverse given the State's variety of climatic conditions and will also remain a major part of the economy.

  New Mexico's unemployment rate fell from 7.2% in August of 1996 to 6.5% in June of 1997, surpassing the national averages of 5.1% and 5.0%. At the same time, per capita income rose 3.4% in 1996 to reach $18,770.

  A state Board consisting of the Governor, Lt.-Governor, Treasurer and four appointees maintains general supervisory authority over the fiscal affairs of the state as the Constitution limits meetings of the Legislature to 90 calendar days every two years. The executive branch's Department of Finance and Administration holds the annual budget hearings. The Governor may exercise a line-item veto over appropriations measures. 1996 audited general fund revenues were $4.3 billion against expenditures of $4.2 billion. As of February 3, 1997, Moody's gives the State's general obligation debt an Aa1 rating while Standard & Poor's gives it an AA+.

FACTORS PERTAINING TO OKLAHOMA

  Oklahoma's principal industries include trade, manufacturing, mineral and energy exploration and production and agriculture. Oklahoma is vulnerable to cyclical fluctuations in oil and gas prices just like any other energy driven economy. Nonfuel mineral represented $338 million in activity in 1994 while tourists spent some $3 billion in the state during the same year.

  Oklahoma's unemployment rate is low compared to the national average. It stood at 3.9% in August 1996 and 4.2% in August 1995 compared to national averages of 5.1% and 5.6%. Per capita income rose 3.1% in 1995 to reach $18,152.

  As of February 9, 1996, Moody's gives the state's general obligation debt an Aa rating while S&P gives it an AA rating.

FACTORS PERTAINING TO PENNSYLVANIA

  Pennsylvania's economy, which is one of the weaker economies in the Northeast, is expected to continue to lag national economic trends in the near future. The sluggish economy is in part the result of continued mergers and acquisitions, expenditure reductions, and layoffs in the industries most important to the Commonwealth's economy--healthcare, defense, and telecommunications. The State's healthcare environment continues to be difficult, particularly in the Philadelphia and Pittsburgh metro areas.

  Pennsylvania's unemployment rate outpaced national levels, rising from 4.9% at the end of 1996 to 5.4% in June, 1997. Personal income growth has lagged national levels, growing 5.5% in 1995, or 89% of the national gain. Pennsylvania ranks 19th among the states in 1996 per capita income ($23,558).

  The Governor must submit a balanced operating budget by law and while the General Assembly may change items, the Governor retains a line-item veto power. Total appropriations cannot exceed estimated revenues, also taking into account any deficit or surplus remaining from the previous year. For fiscal 1996, the general fund balance was drawn down $53.1 million to $635 million (or 2.5% of general fund revenues) to fund business tax cuts. Total revenues and other sources in fiscal 1996 increased 8.7%. As of July 31, 1997, Pennsylvania's general obligation debt carries ratings of AA- by S&P, A1 by Moody's, and AA-by Fitch.

FACTORS PERTAINING TO VIRGINIA

  Like the U.S. economy, the Virginia economy is broad-based and composed of several distinct regions. In terms of employment composition, the Commonwealth's economy nearly mirrors the U.S. economy with the services, trade, government, and manufacturing sectors supplying a significant portion of employment. Recent employment losses in the federal government, manufacturing, and mining sectors has been offset by employment growth in other sectors, including high-technology. The federal government, however, remains an important employer and has a greater impact on the Commonwealth than it has on most other states.

  Virginia's unemployment rate was a low 4.3% in June 1997, having declined slightly from the previous year's rate of 4.4%. The Commonwealth's unemployment rate remains below the U.S. average. At $24,925 in 1996, per capita income remains above the U.S. average, although growth in per capita income has lagged the national rate.

  Virginia's Constitution requires a balanced biennial budget. The Commonwealth has historically operated on a fiscally conservative basis but did realize a fund balance deficit in fiscal year 1995, largely as the result of a court decision that required the Commonwealth to refund certain taxes. A large operating surplus in fiscal year 1996 allowed the Commonwealth to reduce the fund balance deficit significantly. In May 1997, Moody's, S&P, and Fitch confirmed their respective triple-A ratings for the Commonwealth.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series, portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

SHORT-TERM SECURITIES

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities ("temporary investments"). Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                              POSITIONS
                             AND OFFICES             PRINCIPAL OCCUPATIONS
NAME AND ADDRESS        AGE  WITH TRUST              DURING PAST FIVE YEARS
----------------        ---  -----------             ----------------------
Timothy R.              48  Chairman and  Chairman since July 1, 1996 of The John
 Schwertfeger*               Trustee       Nuveen Company, John Nuveen & Co.
 333 West Wacker Drive                     Incorporated, Nuveen Advisory Corp. and
 Chicago, IL 60606                         Nuveen Institutional Advisory Corp.; prior
                                           thereto Executive Vice President and
                                           Director of The John Nuveen Company, John
                                           Nuveen & Co. Incorporated, Nuveen Advisory
                                           Corp. (since October 1992) and Nuveen
                                           Institutional Advisory Corp. (since October
                                           1992).
Anthony T. Dean*        52  President and President since July 1, 1996 of The John
 333 West Wacker Drive       Trustee       Nuveen Company, John Nuveen & Co.
 Chicago, IL 60606                         Incorporated, Nuveen Advisory Corp. and
                                           Nuveen Institutional Advisory Corp.; prior
                                           thereto, Executive Vice President and
                                           Director of The John Nuveen Company, John
                                           Nuveen & Co. Incorporated, Nuveen Advisory
                                           Corp. (since October 1992) and Nuveen
                                           Institutional Advisory Corp. (since October
                                           1992).
Robert P. Bremner       57  Trustee       Private Investor and Management Consultant.
 3725 Huntington
 Street, N.W.
 Washington, D.C. 20015
Lawrence H. Brown       63  Trustee       Retired (August 1989) as Senior Vice
 201 Michigan Avenue                       President of The Northern Trust Company.
 Highwood, IL 60040
Anne E. Impellizzeri    64  Trustee       President and Chief Executive Officer of
 3 West 29th Street                        Blanton-Peale Institute of Religion and
 New York, NY 10001                        Health.
Peter R. Sawers         64  Trustee       Adjunct Professor of Business and Economics,
 22 The Landmark                           University of Dubuque, Iowa; Adjunct
 Northfield, IL 60093                      Professor, Lake Forest Graduate School of
                                           Management, Lake Forest, Illinois;
                                           Chartered Financial Analyst; Certified
                                           Management Consultant.

                         POSITIONS
                        AND OFFICES              PRINCIPAL OCCUPATIONS
NAME AND ADDRESS  AGE   WITH TRUST               DURING PAST FIVE YEARS
----------------  ---   -----------              ----------------------
William J.        52  Trustee         Senior Partner, Miller-Valentine Partners,
 Schneider                             Vice president, Miller-Valentine Group.
 4000
 Miller-
 Valentine
 Ct.
 P.O. Box
 744
 Dayton, OH
 45401
Judith M.         49  Trustee         Executive Director, Gaylord and Dorothy
 Stockdale                             Donnelley Foundation (since 1994); prior
 1913 North                            thereto, Executive Director, Great Lakes
 Mohawk St.                            Protection Fund (from 1990 to 1994).
 Chicago, IL
 60614
Bruce P.          57  Executive       Executive Vice President of John Nuveen &
 Bedford               Vice President  Co. Incorporated, Nuveen Advisory Corp. and
 333 West                              Nuveen Institutional Advisory Corp. (since
 Wacker                                January 1997); prior thereto, Chairman and
 Drive                                 CEO of Flagship Resources Inc. and Flagship
 Chicago, IL                           Financial Inc. and the Flagship funds
 60606                                 (since January 1986).
Michael S.        40  Vice President  Vice President of Nuveen Advisory Corp.
 Davern                                (since January 1997); prior thereto, Vice
 One South                             President and Portfolio Manager of Flagship
 Main Street                           Financial.
 Dayton, OH
 45402
William M.        33  Vice President  Vice President of Nuveen Advisory Corp.
 Fitzgerald                            (since December 1995); Assistant Vice
 333 West                              President of Nuveen Advisory Corp. (from
 Wacker                                September 1992 to December 1995), prior
 Drive                                 thereto Assistant Portfolio Manager of
 Chicago, IL                           Nuveen Advisory Corp. (from June 1988 to
 60606                                 September 1992).
Kathleen M.       50  Vice President  Vice President of John Nuveen & Co.
 Flanagan                              Incorporated, Vice President of Nuveen
 333 West                              Advisory Corp. and Nuveen Institutional
 Wacker                                Advisory Corp. (since June 1996).
 Drive
 Chicago, IL
 60606
J. Thomas         42  Vice President  Vice President of Nuveen Advisory Corp.
 Futrell
 333 West
 Wacker
 Drive
 Chicago, IL
 60606
Richard A.        34  Vice President  Vice President of Nuveen Advisory Corp.
 Huber                                 (since January 1997); prior thereto, Vice
 One South                             President and Portfolio Manager of Flagship
 Main Street                           Financial.
 Dayton, OH
 45402
Steven J.         40  Vice President  Vice President of Nuveen Advisory Corp.
 Krupa
 333 West
 Wacker
 Drive
 Chicago, IL
 60606
Anna R.           51  Vice President  Vice President of John Nuveen & Co.
 Kucinskis                             Incorporated.
 333 West
 Wacker
 Drive
 Chicago, IL
 60606

                         POSITIONS
                        AND OFFICES              PRINCIPAL OCCUPATIONS
NAME AND ADDRESS  AGE   WITH TRUST               DURING PAST FIVE YEARS
----------------  ---   -----------              ----------------------
Larry W.          46  Vice President  Vice President (since September 1992), and
 Martin                and Assistant   Assistant Secretary and Assistant General
 333 West              Secretary       Counsel of John Nuveen & Co. Incorporated;
 Wacker Drive                          Vice President (since May 1993) and
 Chicago, IL                           Assistant Secretary of Nuveen Advisory
 60606                                 Corp.; Vice President (since May 1993) and
                                       Assistant Secretary of Nuveen Institutional
                                       Advisory Corp.; Assistant Secretary of The
                                       John Nuveen Company (since February 1993).
Edward F.         32  Vice President  Vice President (since September 1996),
 Neild, IV                             previously Assistant Vice President (since
 One South                             December 1993) of Nuveen Advisory Corp.,
 Main Street                           portfolio manager prior thereto; Vice
 Dayton, OH                            President (since September 1996),
 45402                                 previously Assistant Vice President (since
                                       May 1995) of Nuveen Institutional Advisory
                                       Corp., portfolio manager prior thereto.
Walter K.         48  Vice President  Vice President of Nuveen Advisory Corp.
 Parker                                (since January 1997); prior thereto, Vice
 One South                             President and Portfolio Manager (since July
 Main Street                           1994) of Flagship Financial; Portfolio
 Dayton, OH                            Manager and CIO Trust Investor (between
 45402                                 1983 and June 1994) for PNC Bank.
O. Walter         58  Vice President  Vice President and Controller of The John
 Renfftlen             and Controller  Nuveen Company, John Nuveen & Co.
 333 West                              Incorporated, Nuveen Advisory Corp. and
 Wacker Drive                          Nuveen Institutional Advisory Corp.
 Chicago, IL
 60606
Thomas C.         45  Vice President  Vice President of Nuveen Advisory Corp. and
 Spalding, Jr.                         Nuveen Institutional Advisory Corp.;
 333 West                              Chartered Financial Analyst.
 Wacker Drive
 Chicago, IL
 60606
H. William        63  Vice President  Vice President and Treasurer of The John
 Stabenow              and Treasurer   Nuveen Company, John Nuveen & Co.
 333 West                              Incorporated, Nuveen Advisory Corp. and
 Wacker Drive                          Nuveen Institutional Advisory Corp.
 Chicago, IL
 60606
Jan E.            41  Vice President  Vice President of Nuveen Advisory Corp.
 Terbrueggen                           (since January 1997); prior thereto, Vice
 One South                             President and Portfolio Manager of Flagship
 Main Street                           Financial.
 Dayton, OH
 45402
Gifford R.        41  Vice President  Vice President (since September 1992),
 Zimmerman             and Assistant   Assistant Secretary and Assistant General
 333 West              Secretary       Counsel of John Nuveen & Co. Incorporated;
 Wacker Drive                          Vice President (since May 1993) and
 Chicago, IL                           Assistant Secretary of Nuveen Advisory
 60606                                 Corp.; Vice President (since May 1993) and
                                       Assistant Secretary of Nuveen Institutional
                                       Advisory Corp.

  Anthony Dean, Peter Sawers and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are also directors or trustees, as the case may be, of 42 Nuveen open-end funds and 52 Nuveen closed-end funds advised by Nuveen Advisory Corp.

  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended May 31, 1997. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................     $2,859(1)       $25,333(1)
      Lawrence H. Brown........................     $2,054          $74,750
      Anne E. Impellizzeri.....................     $2,054          $74,750
      Margaret K. Rosenheim*...................     $2,246          $82,750(2)
      Peter R. Sawers..........................     $2,054          $74,750
      William J. Schneider.....................     $3,023(1)       $26,333(1)
      Judith M. Stockdale......................     $    0(3)       $     0(3)

--------
*Former trustee; retired July 1997.
(1) Includes compensation received as a trustee of the Flagship Funds, for the period June 1, 1996 to January 1, 1997.
(2) Includes $1,964 in interest accrued on deferred compensation from prior years.
(3) Elected to the Board in July 1997.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of August 21, 1997, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
Nuveen Flagship Arizona
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    23.12%
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Arizona
 Municipal Bond Fund        NFSC FEBO OXS-294926                     45.92
 Class B Shares............ James L. Emmons
                            Esther Robinson
                            145 W. Glendale
                            Phoenix, AZ 85021-8722

                                                                   PERCENTAGE
NAME OF FUND AND CLASS     NAME AND ADDRESS OF OWNER              OF OWNERSHIP
----------------------     -------------------------              ------------
Nuveen Flagship Arizona    Southwest Securities Inc FBO              27.31
 Municipal Bond Fund       Henry W. Drexel &
 Class B Shares........... Marjory M. Drexel
                           Acct 25416875
                           PO Box 509002
                           Dallas, TX 75250-9002
                           Donaldson Lufkin Jenrette                 17.28
                           Securities Corporation Inc
                           PO Box 2052
                           Jersey City, NJ 07303-2052
                           Prudential Securities Inc FBO              5.18
                           Francis L. Veith
                           805 S. Revolta Cir
                           Mesa, AZ 85208-2629
Nuveen Flagship Arizona
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith     38.98
 Class C Shares........... for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
Nuveen Flagship Colorado
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith     24.44
 Class A Shares........... for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
Nuveen Flagship Colorado
 Municipal Bond Fund       Marcella C. Kruse                         23.60
 Class B Shares........... 1275 S. Birch St. Apt 509
                           Denver, CO 80246-7834
                           Helen May Ferrell                         21.80
                           230 S. Monaco Pkwy #10
                           Denver, CO 80224-1116
                           Merrill Lynch, Pierce, Fenner & Smith-    18.65
                           for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
                           Olde Discount FBO 02606256                12.72
                           751 Griswold St.
                           Detroit, MI 48226-3224

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
                            Bertha O. Smith                          10.95
                            Allen J. Ferrell Trs
                            Bertha O. Smith Trust DTD 10-18-93
                            111 Emerson St. #322
                            Denver, CO 80218-3779
                            Olde Discount FBO 02606320                7.85
                            751 Griswold St.
                            Detroit, MI 48226-3224
Nuveen Flagship Colorado
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    48.71
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
                            PaineWebber                              41.03
                            for the benefit of
                            Michael L. Fordyce and
                            Theresa A. Fordyce JT/Wros
                            5700 Southmoor Lane
                            Englewood, CO 80111-1046
                            PaineWebber                               7.88
                            for the benefit of
                            Bret Fulton and
                            Lisa Rogers JT Wros
                            507 Front St.
                            Louisville, CO 80027-2015
Nuveen Flagship Colorado
 Municipal Bond Fund        Raymond & Lisa Ann Munyon &              43.24
 Class R Shares............ Renee L. Miller TRS
                            UA AUG 28 92
                            Munyon Family Irrevocable Trust
                            7650 Kline Dr.
                            Arvada, CO 80005-3776
                            Homer U. Van Hooser                      25.69
                            250 Bennington Dr.
                            Colorado Springs, CO 80906-3355
                            Joseph N. Emmons                         16.31
                            2428 Virgo Dr.
                            Colorado Springs, CO 80906-1048
                            Harold M. Gott                           14.75
                            Darlene A. Gott JT WROS
                            P.O. Box. 1929
                            Montrose, CO 81402-1929

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
Nuveen Flagship Florida
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    53.50
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Florida
 Municipal Bond Fund        Prudential Securities Inc. FBO           22.75
 Class B Shares............ Mr. Roy D. Keuling Sr.
                            Mrs. Peggy B. Keuling Co TTEES
                            Roy and Peggy Keuling JT LV TR
                            UA DTD 02/03/97
                            Kings Park, NY 11754
                            Prudential Securities Inc. FBO           13.62
                            Katherine O. Harrington
                            3101 NE 57th Ct.
                            Ft. Lauderdale, FL 33308-2815
                            PaineWebber                               7.01
                            for the benefit of
                            Ruth S. Coleman TTEE U/A DTD
                            071291 FBO Ruth S. Coleman
                            7383 Orangewood Lane
                            Apt. #402
                            Boca Raton, FL 33433-7470
                            NFSC FEBO OCG-078425                      6.84
                            Joan Sievers Clifton TTEE
                            Joan Sievers Clifton Trust
                            U/A 6/13/96
                            632 Iroquois St.
                            Merritt Island, FL 32952-5213
                            Merrill Lynch, Pierce, Fenner & Smith     6.28
                            for the sole benefit of
                            its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
                            Lewco Securities Corp.                    6.26
                            FBO A/C W63-220628-0-01
                            34 Exchange Pl 4th Floor
                            Jersey City, NJ 07302-3901
                            Smith Barney Inc.                         5.48
                            00138518445
                            388 Greenwich Street
                            New York, NY 10013-2375

                                                                     PERCENTAGE
NAME OF FUND AND CLASS        NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------        -------------------------             ------------
Nuveen Flagship Florida
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    72.69
 Class C Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
                              Rolland Eaton TR                          6.95
                              Rolland Eaton Trust
                              U/A DTD 04/06/93
                              15520 Gullane Court SE
                              Fort Myers, FL 33912-3908
Nuveen Flagship Florida
 Intermediate Municipal Bond  Merrill Lynch, Pierce, Fenner & Smith    61.99
 Fund Class A Shares........  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E Fl 3
                              Jacksonville, FL 32246-6484
                              NFSC FEBO #OCD-075582                    14.94
                              Big Fork Holding Co.
                              A partnership
                              Mac A. Greco
                              600 Madison Street
                              Tampa, FL 33602-4017
Nuveen Flagship Florida
 Intermediate Municipal Bond  Merrill Lynch, Pierce, Fenner & Smith    71.19
 Fund Class C Shares........  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Flagship Florida
 Intermediate Municipal Bond  Prudential Securities FBO                99.90
 Fund Class R Shares........  Christine E. Reilly
                              6542 Las Flores Dr.
                              Boca Raton, FL 33433-2365
Nuveen Maryland Municipal
 Bond Fund                    NFSC FEBO # A1F-375349                   15.19
 Class A Shares.............  Imelda J. Hall
                              4610 Col. Fenwick Place
                              Upper Marlboro, MD 20772
                              Merrill Lynch, Pierce, Fenner & Smith     7.36
                              for the sole benefit of its customers
                              Attn: Fund Administration #97E83
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

                                                                   PERCENTAGE
NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER         OF OWNERSHIP
----------------------          -------------------------         ------------
                                Evelyn A. Thomas TTEE                 5.47
                                UA April 10, 1991
                                Evelyn A. Thomas Trust
                                7215 Delfield St.
                                Chevy Chase, MD 20815-4045
Nuveen Maryland Municipal Bond
 Fund                           Nathan Schofer & Reuben              22.33
 Class B Shares................ Ambaruch & Phyllis Silvermann TRS
                                UA Jun 10 88
                                Nathan Schofer Revoc Trust
                                3330 W. Leisure World Blvd. #921
                                Silver Spring, Md 20906-5654
                                Dorothy K Lundin &                   15.97
                                Priscilla Lundin
                                JT Ten WROS Not TC
                                9707 Old Georgetown Rd. Apt. 2619
                                Bethesda, MD 20814-1763
                                NFSC FEBO # APF-326054               14.72
                                Martha Maria Hohl
                                11606 Bucknell Dr.
                                Wheaton, MD 20902
                                Stephen Carrick &                    14.39
                                Linda Carrick
                                JT Ten WROS Not TC
                                112 Governors Way N
                                Queenstown, MD 21658-1620
                                Jerrold G. Bress                      7.83
                                116 Southway Dr.
                                Havre De Grace, MD 21078-1615
                                Jack P. Webb &                        6.42
                                Dolores J. Webb
                                JT Ten WROS Not TC
                                273 Autumn Chase Dr.
                                Annapolis, MD 21401-7257
                                Olde Discount FBO 03103004            5.81
                                751 Griswold Street
                                Detroit, MI 48226
                                Marye R. Zomano                       5.41
                                Courtney I. Newhorter
                                JT Ten WROS Not TC
                                1026 Potomac Ave.
                                Hagerstown, MD 21742-3970

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
Nuveen Maryland Municipal
 Bond Fund                  NFSC FEBO # OC8-463639                   34.63
 Class C Shares............ Arnold P. Litman
                            15100 Carrolton Rd.
                            Rockville, MD 20853
                            Sylvia M. Pechman                         5.70
                            & Ellen M. Pechman TRS
                            V/A 3/27/97
                            Sylvia M. Pechman Rev Trust
                            7112 Wilson Lane
                            Bethesda, MD 20817-4928
                            Donaldson, Lufkin & Jenrette              5.70
                            Securities Corporation, Inc.
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Catherine Small & Robert N. Small         5.56
                            JT Ten WROS Not TC
                            1039 Bay Front Ave.
                            North Beach, MD 20714-9751
                            Jessie L. & John L. Daniels &             5.10
                            Diane D. Cole & Lynne D. Mella TRS
                            UA Dec 21, 1992
                            Jessie L. Daniels Trust
                            9039 Rouen Ln.
                            Potomac, ND 20854-3135
Nuveen Maryland Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith     6.48
 Class R Shares............ for the sole benefit of its customers
                            Attn: Fund Admn/#979D5
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship New Mexico
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    36.03
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484

                                                                     PERCENTAGE
NAME OF FUND AND CLASS        NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------        -------------------------             ------------
Nuveen Flagship New Mexico
 Municipal Bond Fund Class B  Merrill Lynch, Pierce, Fenner & Smith    28.03
 Shares.....................  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. 3 FL 3
                              Jacksonville, FL 32246-6484
                              Smith Barney Inc.                        12.89
                              00123229912
                              388 Greenwich Street
                              New York NY 10013-2375
                              Jack Grevey Tr.                           9.39
                              The Helen Grevey Trust
                              U/A DTD 12-29-76
                              2015 Wyoming Blvd NE STE G
                              Albuquerque NM 87112-2647
                              Olde Discount F80 02606011                8.52
                              751 Griswold St.
                              Detroit MI 48226-3224
                              Jack Grevey Tr.                           7.51
                              The Marianne Fischer Trust
                              U/A DTD 12-29-76
                              2015 Wyoming Blvd NE STE G
                              Albuquerque NM 87112-2647
                              Marion R. Rick TTEE                       6.73
                              UA DTD 11-20-92
                              Marion Rita Rick Rev. Trust
                              4926 Quail Ridge Dr. NW
                              Albuquerque NM 87114-4350
                              Smith Barney Inc.                         6.13
                              00189011320
                              386 Greenwich Street
                              New York NY 10013-2375
                              Smith Barney Inc.                         6.02
                              00148128710
                              388 Greenwich Street
                              New York NY 10013-2375
Nuveen Flagship New Mexico
 Municipal Bond Fund Class C  Jack Grevey Tr.                          40.47
 Shares.....................  The Helen Grevey Trust
                              U/A DTD 12-29-76
                              2015 Wyoming Blvd NE STE G
                              Albuquerque NM 87112-2647

                                                                      PERCENTAGE
NAME OF FUND AND CLASS   NAME AND ADDRESS OF OWNER                   OF OWNERSHIP
----------------------   -------------------------                   ------------
                         Jack Grevey Tr.                                32.37
                         The Marianne Fischer Trust
                         U/A DTD 12-29-76
                         2015 Wyoming Blvd NE STE G
                         Albuquerque NM 87112-2647
                         Smith Barney Inc.                              13.17
                         00148123273
                         388 Greenwich Street
                         New York NY 10013-2375
                         Smith Barney Inc.                               6.58
                         00148100931
                         388 Greenwich Street
                         New York NY 10013-2375
                         George Sunderland                               5.30
                         Loretta V. Sunderland JT WROS
                         2431 San Pedro Dr. NE
                         Albuquerque NM 87110-4101
Nuveen Flagship New
 Mexico Municipal Bond   Mary Swickard                                  87.71
 Fund Class R Shares...  84 Barcelona Ave.
                         Los Alamos NM 87544-3428
                         Herschel W. Rogers & Rosemary E. Rogers Tr.    12.26
                         UA 12/05/96
                         H.W. & R.E. Rogers Rev. Trust
                         4509 Acapulco Dr. NE
                         Albuquerque NM 87111-2813
Nuveen Flagship
 Pennsylvania Municipal  Merrill Lynch, Pierce, Fenner & Smith          46.60
 Bond Fund Class A       for the sole benefit of its customers
 Shares................  Attn: Fund Administration
                         4800 Deer Lake Dr. E. Fl 3
                         Jacksonville, FL 32246-6484
Nuveen Flagship
 Pennsylvania Municipal  Merrill Lynch, Pierce, Fenner & Smith for      41.75
 Bond Fund Class B       the sole benefit of its customers
 Shares................  Attn: Fund Administration
                         4800 Deer Lake Dr E FL 3
                         Jacksonville, FL 32246-6484
                         Eugene L. Mariani, Jr. &                        8.70
                         Cynthia Mariani JT-TEN
                         4 Marian Road
                         Phoenixville PA 19460-2911

                                                                     PERCENTAGE
NAME OF FUND AND CLASS        NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------        -------------------------             ------------
                              Ray P. Froehling                          8.44
                              Crosslands Apt. #54
                              Kennett Square, PA 193482006
                              Janney Montgomery Scott, Inc.             6.63
                              A/C 5967-2226
                              Ilean Molish JT-TEN
                              1801 Market Street
                              Philadelphia, PA 19103-1628
                              Martin A. Stough                          6.43
                              Beatrice M. Stough JT WROS
                              263 Martin Dr.
                              York New Salem, PA 17371
                              Smith Barney Inc.                         5.34
                              00170503885
                              388 Greenwich Street
                              New York, NY 10013-2375
Nuveen Flagship Pennsylvania
 Municipal Bond Fund Class C  Merrill Lynch, Pierce, Fenner & Smith    68.78
 Shares.....................  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Flagship Virginia
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    29.87
 Class A Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Flagship Virginia
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    33.54
 Class B Shares.............  for the sole Benefit of its Customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr E. Fl 3
                              Jacksonville, FL 32246-6484
                              FUBS & CO. FEBO                          20.23
                              C. Douglas Holloman
                              Norma R. Phillips
                              1077 Saw Pen Point Tr.
                              Virginia Beach, VA 23455
                              FUBS & CO. FEBO                          15.29
                              John G. Reiners and
                              Emily A. Reiners
                              5805 Williamsburg Landing Dr.
                              Williamsburg, VA 23185-3778

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
                            PaineWebber FBO                          12.26
                            Kenneth Y. Tomlinson &
                            Rebecca M. Tomlinson JT Ten
                            Springbrook Farm
                            PO Box 1508
                            Middleburg VA 20118-1508
                            A Morine Upton TTEE Upton                 5.19
                            Family Management Trust U/A
                            Dtd Jan. 16, 1992
                            c/o Jim Upton
                            4015 Gypsum Hill Rd.
                            Haymarket VA 20169-2403
Nuveen Flagship Virginia
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    57.25
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Virginia
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith     6.56
 Class R Shares............ for the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For assets over $2 billion.......................................  .4750 of 1%


  For all Funds, except the Maryland Fund, Nuveen Advisory has committed through at least 1998 to continue Flagship's general dividend-setting practices. For the Maryland Fund, Nuveen Advisory has voluntarily agreed through July 31, 1998 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

  For the last three fiscal years, the Maryland Municipal Bond Fund paid net management fees to Nuveen Advisory as follows:

                              MANAGEMENT FEES NET OF
                               EXPENSE REIMBURSEMENT   FEE WAIVERS AND EXPENSE
                              PAID TO NUVEEN ADVISORY       REIMBURSEMENTS
                                FOR THE YEAR ENDED        FOR THE YEAR ENDED
                             ------------------------- ------------------------
                             1/31/95  1/31/96 5/31/97* 1/31/95 1/31/96 5/31/97*
                             -------- ------- -------- ------- ------- --------
Maryland Municipal Bond
 Fund....................... $189,022 131,476 332,471  65,460  148,537  81,437

--------
*For the sixteen month period ended May 31, 1997.

  For the last three fiscal years, the Arizona Municipal Bond Fund, the Colorado Municipal Bond Fund, the Florida Municipal Bond Fund, the Florida Intermediate Municipal Bond Fund, the New Mexico Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Virginia Municipal Bond Fund paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, and beginning on 2/1/97, to Nuveen Advisory, as follows:

                              MANAGEMENT FEES NET OF
                               EXPENSE REIMBURSEMENT
                                 PAID TO FLAGSHIP       FEE WAIVERS AND EXPENSE
                              FINANCIAL FOR THE YEAR        REIMBURSEMENTS
                                       ENDED              FOR THE YEAR ENDED
                             ------------------------- -------------------------
                             5/31/95 5/31/96  5/31/97   5/31/95  5/31/96 5/31/97
                             ------- ------- --------- --------- ------- -------
Arizona Municipal Bond
 Fund......................  122,032  82,113   277,387   277,079 337,926 190,556
Colorado Municipal Bond
 Fund......................      --      --     24,740   169,048 257,637 142,072
Florida Municipal Bond
 Fund......................  633,336 980,751 1,238,874 1,093,473 685,218 448,690
Florida Intermediate
 Municipal Bond Fund.......      --      --        --     19,498  75,798 110,883
New Mexico Municipal Bond
 Fund......................   17,972  32,291   109,772   226,715 226,537 155,889
Pennsylvania Municipal Bond
 Fund......................   58,095  65,517   101,030   164,423 167,757 277,221
Virginia Municipal Bond
 Fund......................  211,367 310,198   404,706   351,513 312,111 374,624

  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $36 billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, for taxable years beginning on or before August 5, 1997 a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). The short-short test will not be a requirement for qualification as a regulated investment company for taxable years beginning after August 5, 1997. Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

STATE TAX MATTERS

  The discussion of tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. The tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

MARYLAND

  The following is a general, abbreviated summary of certain provisions of the applicable Maryland tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Maryland Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Maryland Fund transactions.

  The following is based on the assumptions that the Maryland Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Maryland Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Maryland Fund's shareholders.

  The Maryland Fund will be subject to the Maryland corporate income tax only if it has a sufficient nexus with Maryland. If it is subject to the Maryland corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Maryland Fund that are attributable to interest on or gain from the sale or exchange of any obligation of Maryland or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Maryland individual income tax or the Maryland corporate income tax. All remaining distributions to shareholders will be subject to the Maryland individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Maryland Fund will be subject to the Maryland individual and corporate income taxes.

  Shares of the Maryland Fund may be subject to the Maryland estate tax if owned by a Maryland decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Maryland state and local tax matters.

ARIZONA

  The following is a general, abbreviated summary of certain provisions of the applicable Arizona tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Arizona Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.

  The following is based on the assumptions that the Arizona Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will be registered as a diversified management company under (S)5 of the Federal Investment Company Act of 1940, that it will satisfy the conditions which will cause Arizona Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Arizona Fund's shareholders.

  The Arizona Fund is not subject to the Arizona corporate income tax.

  Distributions by the Arizona Funds that are attributable to interest on any obligation of Arizona and its political subdivision or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Arizona individual and corporate income taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the Arizona individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Arizona Fund will be subject to the Arizona individual and corporate income taxes.

  Shares of the Arizona Fund may be subject to the Arizona estate tax if owned by an Arizona decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Arizona state and local tax matters.

COLORADO

  The following is a general, abbreviated summary of certain provisions of the applicable Colorado tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Colorado Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Colorado Fund transactions.

  The following is based on the assumptions that the Colorado Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Colorado Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Colorado Fund's shareholders.

  The Colorado Fund will be subject to the Colorado corporate income tax only if it has a sufficient nexus with Colorado. If it is subject to the Colorado corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Colorado Fund that are attributable to interest earned on any obligation of Colorado and its political subdivisions issued on or after May 1, 1980 and certain such obligations issued before May 1, 1980 or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Colorado corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Colorado individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Colorado Fund will be subject to the Colorado individual and corporate income taxes.

  Shares of the Colorado Fund may be subject to the Colorado estate tax if owned by an Colorado decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Colorado state and local tax matters.

FLORIDA

  The following is a general, abbreviated summary of certain provisions of the applicable Florida tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Florida Funds. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to transactions of the Florida Funds.

  The following is based on the assumptions that the Florida Funds will qualify under Subchapter M of the Code as regulated investment companies, that they will satisfy the conditions which will cause distributions of Florida Funds to qualify as exempt-interest dividends to shareholders, and that they will distribute all interest and dividends they receive to the Florida Funds' shareholders.

  The Florida Funds will be subject to the Florida corporate income tax only if they have a sufficient nexus with Florida. If the Florida Funds are subject to the Florida corporate income tax, they do not expect to pay a material amount of such tax. The Florida Funds will not be subject to the Florida intangible personal property tax.

  Shares of the Florida Funds will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, the Funds hold only tax-exempt obligations of Florida and its political subdivisions or of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations"). If the Florida Funds hold any other types of assets on that date, then the entire value of the Funds' shares (except for the portion of the value of the shares attributable to Federal Obligations) will be subject to the Florida intangible personal property tax.

  All distributions by the Florida Funds to corporate shareholders, regardless of source, will be subject to the Florida corporate income tax. Gain on the sale, exchange, or other dispositions of shares of the Florida Funds will be subject to the Florida corporate income tax.

  Shares of the Florida Funds may be subject to the Florida estate tax if owned by a Florida decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Florida state and local tax matters.

NEW MEXICO

  The following is a general, abbreviated summary of certain provisions of the applicable New Mexico tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Mexico Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to New Mexico Fund transactions.

  The following is based on the assumptions that the New Mexico Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause New Mexico Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the New Mexico Fund's shareholders.

  The New Mexico Fund will be subject to the New Mexico corporate franchise tax and the New Mexico corporate income tax only if it has a sufficient nexus with New Mexico. If the New Mexico Fund is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the New Mexico Fund that are attributable to interest on any obligation of New Mexico and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Mexico personal income tax or the New Mexico corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the New Mexico personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the New Mexico Fund will be subject to the New Mexico personal and corporate income taxes.

  Shares of the New Mexico Fund may be subject to the New Mexico estate tax if owned by a New Mexico decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning New Mexico and local tax matters.

PENNSYLVANIA

  The following is a general, abbreviated summary of certain provisions of the applicable Pennsylvania tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Pennsylvania Fund. This summary does not address the taxation of other shareholders not does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Pennsylvania Fund transactions.

  The following is based on the assumptions that the Pennsylvania Fund will qualify under Subchapter M of the Code and under the Investment Company Act of 1940 as a regulated investment company, that it will satisfy the conditions which will cause Pennsylvania Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Pennsylvania Fund's shareholders.

  The Pennsylvania Fund will not be subject to the Pennsylvania corporate net income tax. The Pennsylvania Fund will be subject to the Pennsylvania franchise tax only if it has a sufficient nexus with Pennsylvania. If it is subject to the Pennsylvania franchise tax, it does not expect to pay a material amount of such tax.

  Distributions from the Pennsylvania Fund that are attributable to interest on any obligation of Pennsylvania or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Pennsylvania personal income tax or the Pennsylvania corporate net income tax. Distributions by the Pennsylvania Fund that are attributable to interest on the obligations of states other than Pennsylvania will not be subject to the Pennsylvania corporate net income tax unless they are subject to federal income tax. All other distributions, including those attributable to capital gains, will be subject to the Pennsylvania personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Pennsylvania Fund will be subject to the Pennsylvania personal and corporate income taxes.

  Shares of the Pennsylvania Fund may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Pennsylvania and local tax matters.

VIRGINIA

  The following is a general, abbreviated summary of certain provisions of the applicable Virginia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Virginia Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Virginia Fund transactions.

  The following is based on the assumptions that the Virginia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Virginia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Virginia Fund's shareholders.

  The Virginia Fund will be subject to the Virginia corporate income tax only if it has a sufficient nexus with Virginia. If it is subject to the Virginia corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Virginia Fund that are attributable to interest on or gain from the sale or exchange of obligations of Virginia and its political subdivisions and instrumentalities ("Virginia Obligations") or obligations of the United States and its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Virginia personal income tax or the Virginia corporate income tax. All remaining distributions will be subject to the Virginia personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Virginia Fund will be subject to the Virginia personal and corporate income taxes.

  If a shareholder receives a distribution consisting in part of taxable income, then the entire distribution will be taxed unless the shareholder substantiates the portion which is exempt from taxation.

  Shares of the Virginia Fund may be subject to the Virginia estate tax if owned by a Virginia decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Virginia state and local tax matters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                         cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20% (3% for the Florida Intermediate Fund).

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.

                                                AS OF MAY 31, 1997
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      Arizona Municipal Bond Fund
        Class A Shares............. 4.36%       42.50%             7.58%
        Class B Shares ............ 3.80%       42.50%             6.61%
        Class C Shares............. 4.01%       42.50%             6.97%
        Class R Shares............. 4.76%       42.50%             8.28%
      Colorado Municipal Bond Fund
        Class A Shares............. 4.72%       42.50%             8.21%
        Class B Shares ............ 4.17%       42.50%             7.25%
        Class C Shares............. 4.37%       42.50%             7.60%
        Class R Shares............. 5.12%       42.50%             8.90%
      Florida Municipal Bond Fund
        Class A Shares............. 4.62%       39.60%             7.65%
        Class B Shares ............ 4.07%       39.60%             6.74%
        Class C Shares............. 4.27%       39.60%             7.07%
        Class R Shares............. 5.02%       39.60%             8.31%
      Florida Intermediate
      Municipal Bond Fund
        Class A Shares............. 4.08%       39.60%             6.75%
        Class C Shares............. 3.80%       39.60%             6.29%
        Class R Shares............. 4.50%       39.60%             7.45%
      Maryland Municipal Bond Fund
        Class A Shares............. 4.33%       42.50%             7.53%
        Class B Shares ............ 3.77%       42.50%             6.56%
        Class C Shares............. 3.97%       42.50%             6.90%
        Class R Shares............. 4.72%       42.50%             8.21%
      New Mexico Municipal Bond
      Fund
        Class A Shares............. 4.70%       44.50%             8.47%
        Class B Shares ............ 4.16%       44.50%             7.50%
        Class C Shares............. 4.36%       44.50%             7.86%
        Class R Shares............. 5.11%       44.50%             9.21%
      Pennsylvania Municipal Bond
       Fund
        Class A Shares............. 4.96%       41.50%             8.48%
        Class B Shares ............ 4.42%       41.50%             7.56%
        Class C Shares............. 4.63%       41.50%             7.91%
        Class R Shares............. 5.38%       41.50%             9.20%

                                                 AS OF MAY 31, 1997
                                     ------------------------------------------
                                            COMBINED FEDERAL       TAXABLE
                                     YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                     ----- ------------------- ----------------
      Virginia Municipal Bond Fund
        Class A Shares.............. 4.94%       43.00%             8.67%
        Class B Shares ............. 4.41%       43.00%             7.74%
        Class C Shares.............. 4.61%       43.00%             8.09%
        Class R Shares.............. 5.36%       43.00%             9.40%

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% (3% for the Florida Intermediate Fund), were as follows:

                                                           MAY 31, 1997
                                                   -----------------------------
                                                        DISTRIBUTION RATES
                                                   -----------------------------
                                                           CLASS
                                                   CLASS A   B   CLASS C CLASS R
                                                   ------- ----- ------- -------
      Arizona Municipal Bond Fund.................  4.85%  4.32%  4.52%   5.27%
      Colorado Municipal Bond Fund................  4.93%  4.39%  4.60%   5.34%
      Florida Municipal Bond Fund ................  5.00%  4.47%  4.68%   5.42%
      Florida Intermediate Municipal Bond Fund....  4.48%    N/A  4.07%   4.81%
      Maryland Municipal Bond Fund................  4.65%  4.10%  4.28%   5.03%
      New Mexico Municipal Bond Fund..............  4.75%  4.22%  4.42%   5.16%
      Pennsylvania Municipal Bond Fund............  5.23%  4.70%  4.91%   5.65%
      Virginia Municipal Bond Fund................  5.13%  4.62%  4.81%   5.56%

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               INCEPTION DATES
                                                              ------------------
Arizona Municipal Bond fund
  Class A Shares.............................................   October 29, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 7, 1994
  Class R Shares.............................................   February 1, 1997
Colorado Municipal Bond fund
  Class A Shares.............................................        May 4, 1987
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 1, 1997
  Class R Shares.............................................   February 1, 1997
Florida Municipal Bond fund
  Class A Shares.............................................      June 15, 1990
  Class B Shares.............................................   February 1, 1997
  Class C Shares............................................. September 14, 1995
  Class R Shares.............................................   February 1, 1997
Florida Intermediate Municipal Bond fund
  Class A Shares.............................................   February 1, 1994
  Class C Shares.............................................   February 2, 1994
  Class R Shares.............................................   February 1, 1997
Maryland Municipal Bond fund
  Class A Shares.............................................  September 6, 1994
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................  September 6, 1994
  Class R Shares.............................................      July 26, 1991
New Mexico Municipal Bond fund
  Class A Shares............................................. September 16, 1992
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 1, 1997
  Class R Shares.............................................   February 1, 1997
Pennsylvania Municipal Bond fund
  Class A Shares.............................................   October 29, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 2, 1994
  Class R Shares.............................................   February 1, 1997
Virginia Municipal Bond fund
  Class A Shares.............................................     March 27, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................    October 4, 1993
  Class R Shares.............................................   February 1, 1997

  The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 1997 and for the period from inception through May 31, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were:

                                                  ANNUAL TOTAL RETURN
                                        ---------------------------------------
                                                                        FROM
                                        ONE YEAR FIVE YEARS TEN YEARS INCEPTION
                                         ENDED     ENDED      ENDED    THROUGH
                                        MAY 31,   MAY  31,   MAY 31,   MAY 31,
                                          1997      1997      1997      1997
                                        -------- ---------- --------- ---------
      Arizona Municipal Bond Fund
        Class A Shares.................  3.32%     6.48%      7.86%     7.25%
        Class B Shares.................  3.20%     6.65%      7.85%     7.24%
        Class C Shares.................  7.28%     6.81%      7.73%     7.09%
        Class R Shares.................  7.93%     7.41%      8.33%     7.69%
      Colorado Municipal Bond Fund
        Class A Shares.................  4.63%     6.48%      7.11%     6.76%
        Class B Shares.................  4.67%     6.67%      7.10%     6.75%
        Class C Shares.................  8.77%     7.01%      7.20%     6.84%
        Class R Shares.................  9.38%     7.43%      7.59%     7.24%
      Florida Municipal Bond Fund
        Class A Shares.................  3.07%     5.75%      N/A       6.97%
        Class B Shares.................  3.02%     5.92%      N/A       7.04%
        Class C Shares.................  7.00%     6.08%      N/A       7.04%
        Class R Shares.................  7.66%     6.67%      N/A       7.64%
      Florida Intermediate Bond Fund
        Class A Shares.................  3.94%     N/A        N/A       4.89%
        Class C Shares.................  6.47%     N/A        N/A       5.25%
        Class R Shares.................  7.42%     N/A        N/A       5.93%
      Maryland Municipal Bond Fund
        Class A Shares.................  2.18%     5.52%      N/A       5.57%
        Class B Shares.................  1.99%     5.55%      N/A       5.57%
        Class C Shares.................  5.92%     5.68%      N/A       5.69%
        Class R Shares.................  6.88%     6.70%      N/A       6.71%
      New Mexico Municipal Bond Fund
        Class A Shares.................  4.33%     N/A        N/A       5.71%
        Class B Shares.................  4.14%     N/A        N/A       5.71%
        Class C Shares.................  8.47%     N/A        N/A       6.28%
        Class R Shares.................  9.06%     N/A        N/A       6.71%
      Pennsylvania Municipal Bond Fund
        Class A Shares.................  3.81%     5.87%      7.65%     6.74%
        Class B Shares.................  3.91%     6.07%      7.64%     6.74%
        Class C Shares.................  7.88%     6.20%      7.53%     6.59%
        Class R Shares.................  8.44%     6.80%      8.12%     7.18%

                                                 ANNUAL TOTAL RETURN
                                       ---------------------------------------
                                                                       FROM
                                       ONE YEAR FIVE YEARS TEN YEARS INCEPTION
                                        ENDED     ENDED      ENDED    THROUGH
                                       MAY 31,   MAY  31,   MAY 31,   MAY 31,
                                         1997      1997      1997      1997
                                       -------- ---------- --------- ---------
      Virginia Municipal Bond Fund
        Class A Shares................  3.66%     6.08%      7.72%     7.11%
        Class B Shares................  3.54%     6.24%      7.71%     7.10%
        Class C Shares................  7.61%     6.38%      7.59%     6.92%
        Class R Shares................  8.28%     7.01%      8.19%     7.53%


  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year and ten-year periods (as applicable) ended May 31, 1997, and for the period since inception through May 31, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were:

                                                CUMULATIVE TOTAL RETURN
                                        ---------------------------------------
                                                                        FROM
                                        ONE YEAR            TEN YEARS INCEPTION
                                         ENDED   FIVE YEARS   ENDED    THROUGH
                                        MAY 31,  ENDED MAY   MAY 31,   MAY 31,
                                          1997    31, 1997    1997       1997
                                        -------- ---------- --------- ---------
      Arizona Municipal Bond Fund
        Class A Shares................   3.32%     36.89%    113.07%   109.74%
        Class B Shares................   3.20%     37.95%    112.94%   109.59%
        Class C Shares................   7.28%     39.02%    110.58%   106.53%
        Class R Shares................   7.93%     42.98%    122.56%   119.08%
      Colorado Municipal Bond Fund
        Class A Shares................   4.63%     36.87%     98.81%    92.38%
        Class B Shares................   4.67%     38.08%     98.60%    92.16%
        Class C Shares................   8.77%     40.33%    100.33%    93.79%
        Class R Shares................   9.38%     43.08%    107.83%   101.11%
      Florida Municipal Bond Fund
        Class A Shares................   3.07%     32.24%      N/A      59.79%
        Class B Shares................   3.02%     33.34%      N/A      60.55%
        Class C Shares................   7.00%     34.33%      N/A      60.53%
        Class R Shares................   7.66%     38.13%      N/A      66.91%
      Florida Intermediate Municipal
       Bond Fund
        Class A Shares................   3.94%      N/A        N/A      17.21%
        Class C Shares................   6.47%      N/A        N/A      18.54%
        Class R Shares................   7.42%      N/A        N/A      21.13%
      Maryland Municipal Bond Fund
        Class A Shares................   2.18%     30.81%      N/A      32.97%
        Class B Shares................   1.99%     31.02%      N/A      32.97%
        Class C Shares................   5.92%     31.80%      N/A      33.72%
        Class R Shares................   6.88%     38.28%      N/A      40.65%
      New Mexico Municipal Bond Fund
        Class A Shares................   4.33%      N/A        N/A      29.82%
        Class B Shares................   4.14%      N/A        N/A      29.82%
        Class C Shares................   8.47%      N/A        N/A      33.19%
        Class R Shares................   9.06%      N/A        N/A      35.71%
      Pennsylvania Municipal Bond Fund
        Class A Shares ...............   3.81%     33.00%    109.02%    99.55%
        Class B Shares................   3.91%     34.24%    108.88%    99.41%
        Class C Shares................   7.88%     35.07%    106.59%    96.50%
        Class R Shares................   8.44%     38.92%    118.33%   108.43%

                                               CUMULATIVE TOTAL RETURN
                                       ---------------------------------------
                                                                       FROM
                                       ONE YEAR            TEN YEARS INCEPTION
                                        ENDED   FIVE YEARS   ENDED    THROUGH
                                       MAY 31,  ENDED MAY   MAY 31,   MAY 31,
                                         1997    31, 1997    1997       1997
                                       -------- ---------- --------- ---------
      Virginia Municipal Bond Fund
        Class A Shares ...............  3.66%     34.31%    110.44%   115.46%
        Class B Shares................  3.54%     35.32%    110.25%   115.28%
        Class C Shares................  7.61%     36.26%    107.73%   111.24%
        Class R Shares................  8.28%     40.30%    119.81%   125.06%


  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 42.5% maximum combined marginal federal and state tax rate for 1997, the annual taxable equivalent total return for the Maryland Municipal Bond Fund's shares for the five-year period ended May 31, 1997 with respect to the Class R Shares was 10.59%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class, and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES AND CLASS R SHARE PURCHASE ELIGIBILITY

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Unit Trust or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum initial investment in Class A shares of any particular Fund or portfolio for each participant in the program is $3,000 and the minimum monthly investment in Class A shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by calling Nuveen toll-free (800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $1 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

In addition, purchasers of Nuveen unit investment trusts may reinvest their distributions from such unit investment trusts in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7227.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, or that represent an increase in the value of a Fund account due to capital appreciation, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. You may not exchange Class B Shares for shares of a Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C Shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's automatic withdrawal plan, up to 12% of the original investment amount. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  To help advisers and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust I, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or Flagship Financial, Inc., which Nuveen acquired on January 1, 1997) for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                YEAR ENDED               YEAR ENDED               YEAR ENDED
                              MAY 31, 1997*           JANUARY 31, 1996         JANUARY 31, 1995
                         ------------------------ ------------------------ ------------------------
                          AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                         UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                         COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
FUND                     ------------ ----------- ------------ ----------- ------------ -----------
Maryland Fund...........     191           25         160           26         216           38
                                YEAR ENDED               YEAR ENDED               YEAR ENDED
                               MAY 31, 1997             MAY 31, 1996             MAY 31, 1995
                         ------------------------ ------------------------ ------------------------
                          AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                         UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                         COMMISSIONS    NUVEEN    COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP
FUND                     ------------ ----------- ------------ ----------- ------------ -----------
Arizona Fund............     145           20         194           26         227           31
Colorado Fund...........      78           10          98           13          95           13
Florida Fund............     443           61         609           83         882          112
Florida Intermediate
 Fund...................      12            3          23            4          23            3
New Mexico Fund.........     113           15         132           18         191           28
Pennsylvania Fund.......     110           14         107           14         119           15
Virginia Fund...........     279           38         311           26         381           50

--------
*For the sixteen month period ended May 31, 1997.

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended May 31, 1997, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. Prior to February 1, 1997, the service fee for the Maryland Municipal Bond Fund was .25% for both Class A and Class C Shares and the distribution fee was .75% for Class C Shares. For such periods, the service fee for the other Funds was .20% and the distribution fee was .40% for the Class A Shares and .75% for the Class C Shares (.55% for the Florida Intermediate Fund). Thereafter, the service fee for the Class A and Class C Shares was .20% and the distribution fee for the Class C Shares was .55%.

                                                           COMPENSATION PAID TO
                                                          AUTHORIZED DEALERS FOR
                                                            END OF FISCAL 1997
                                                          ----------------------
Arizona Municipal Bond Fund
  Class A................................................       $  270,038
  Class B................................................       $      617
  Class C................................................       $   22,346
Colorado Municipal Bond Fund
  Class A................................................       $  107,814
  Class B................................................       $      414
  Class C................................................       $      211
Florida Municipal Bond Fund
  Class A................................................       $1,032,039
  Class B................................................       $    1,449
  Class C................................................       $   24,848
Florida Intermediate Municipal Bond Fund
  Class A................................................       $   21,227
  Class C................................................       $   26,833
Maryland Municipal Bond Fund*
  Class A................................................       $   31,680
  Class B................................................       $      185
  Class C................................................       $   22,810
New Mexico Municipal Bond Fund
  Class A................................................       $  171,788
  Class B................................................       $      776
  Class C................................................       $      228
Pennsylvania Municipal Bond Fund
  Class A................................................       $  149,056
  Class B................................................       $      418
  Class C................................................       $   45,521
Virginia Municipal Bond Fund
  Class A................................................       $  397,031
  Class B................................................       $      576
  Class C................................................       $  106,304

--------
*For the sixteen month period ended May 31, 1997.

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Deloitte & Touche LLP, independent auditors, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected as auditors for all of the Funds. Arthur Andersen LLP, independent auditors, 33 West Monroe Street, Chicago, Illinois 60603, was selected as the auditor for the Nuveen Maryland Municipal Bond Fund for the periods prior to January 31, 1997. In addition to audit services, the auditors provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those firms in giving their reports.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004. The custodian performs custodial, fund accounting, portfolio accounting, shareholder, and transfer agency services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Reports and are incorporated herein by reference. The Annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or

                                                                    VAI-MS1-9.97

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

(b) Exhibits:

  1(a).    Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-16617) and incorporated herein by reference thereto.
  1(b).    Amended and Restated Establishment and Designation of Series
           of Shares of Beneficial Interest dated October 11, 1996. Filed as Exhibit 1(b) to Registrant's Registration Statement on Form
           N-1A (File No. 333-16617) and incorporated herein by reference thereto.
  1(c).    Certificate for the Establishment and Designation of Classes
           dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-16617) and
           incorporated herein by reference thereto.
  1(d).    Incumbency Certificate.
     2.    By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Reg-
           istration Statement on Form N-1A (File No. 333-16617) and in-
           corporated herein by reference thereto.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16617) and incorporated herein by reference thereto.
     5.    Investment Management Agreement between Registrant and Nuveen
           Advisory Corp.
  5(a).    Renewal of Investment Management Agreement dated May 20, 1997.
     6.    Distribution Agreement between Registrant and John Nuveen &
           Co. Incorporated.
     7.    Not applicable.
     8.    Custodian Agreement between Registrant and Chase Manhattan
           Bank.
  9(a).    Transfer Agency and Service Agreement between Registrant and
           State Street Bank and Trust Company.
  9(b).    Transfer Agency Agreement between Registrant and Shareholder
           Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11(a).    Consent of Arthur Andersen LLP, Independent Public Accoun-
           tants.
 11(b).    Consent of Deloitte & Touche, Independent Public Accountants.
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule 12b-1 for
           the Class A Shares, Class B Shares and Class C Shares of each
           Fund. Filed as Exhibit 15 to Registrant's Registration State-
           ment on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Ex-
           hibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16617) and incorporated herein by reference
           thereto.
 99(a).    Original Powers of Attorney for the Trustees authorizing,
           among others, Gifford R. Zimmerman and Larry W. Martin to exe-
           cute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney.
 99(c).    Code of Ethics and Reporting Requirements.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES
At August 21, 1997:

                                                                   NUMBER OF
      TITLE OF SERIES                                            RECORD HOLDERS
      ---------------                                            --------------
      Nuveen Flagship Arizona Municipal Bond Fund
        Class A Shares..........................................     1,865
        Class B Shares..........................................        12
        Class C Shares..........................................        92
        Class R Shares..........................................       733
      Nuveen Flagship Colorado Municipal Bond Fund
        Class A Shares..........................................       980
        Class B Shares..........................................        14
        Class C Shares..........................................         9
        Class R Shares..........................................        11
      Nuveen Flagship Florida Municipal Bond Fund
        Class A Shares..........................................     3,997
        Class B Shares..........................................        35
        Class C Shares..........................................        56
        Class R Shares..........................................     1,957
      Nuveen Flagship Florida Intermediate Municipal Bond Fund
        Class A Shares..........................................       110
        Class C Shares..........................................        33
        Class R Shares..........................................         9
      Nuveen Maryland Municipal Bond Fund
        Class A Shares..........................................       709
        Class B Shares..........................................        15
        Class C Shares..........................................        75
        Class R Shares..........................................     1,705
      Nuveen Flagship New Mexico Municipal Bond Fund
        Class A Shares..........................................     1,110
        Class B Shares..........................................        24
        Class C Shares..........................................        15
        Class R Shares..........................................        10
      Nuveen Flagship Pennsylvania Municipal Bond Fund
        Class A Shares..........................................     1,537
        Class B Shares..........................................        20
        Class C Shares..........................................       149
        Class R Shares..........................................     2,824
      Nuveen Flagship Virginia Municipal Bond Fund
        Class A Shares..........................................     2,701
        Class B Shares..........................................        22
        Class C Shares..........................................       195
        Class R Shares..........................................     2,626

ITEM 27: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS
(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL         POSITIONS AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH UNDERWRITER                WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,          Chairman of the Board
333 West Wacker Drive      Chief Executive Officer         and Trustee
Chicago, IL 60606
Anthony T. Dean            President                       President and Trustee
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian            Executive Vice President        None
333 West Wacker Drive      and Chief Financial Officer
Chicago, IL 60606
Bruce P. Bedford           Executive Vice President        None
333 West Wacker Drive
Chicago, IL 60606
William Adams IV           Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Richard P. Davis           Vice President                  None
One South Main Street
Dayton, OH 45402

                                                               POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES             OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
----------------------------------------------------------------------------------
Clifton L. Fenton            Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan         Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy               Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis            Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President                    None
19900 MacArthur Blvd.
Irvine, CA 92612
Larry W. Martin              Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                    Vice President and
333 West Wacker Drive        and Controller                    Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                    Vice President and
333 West Wacker Drive        and Treasurer                     Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                    Vice President and
333 West Wacker Drive        and Assistant Secretary           Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, 770 Broadway, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

(d) The Registrant agrees to call a meeting of shareholders for the purpose of voting upon the question of the removal of any trustee or trustees when re-quested to do so in writing by the record holders of at least 10% of the Reg-istrant's outstanding shares and to assist the shareholders in communications with other shareholders as required by section 16(c) of the Act.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (A) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 3RD DAY OF AUGUST, 1998.

                                     NUVEEN FLAGSHIP MULTISTATE TRUST I

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
   /s/ O. Walter Renfftlen
 -------------------------------
       O. Walter Renfftlen       Vice President and              August 3, 1998
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
         Anthony T. Dean         President and Trustee
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee                   /s/ Gifford R.
      Anne E. Impellizzeri       Trustee                    Zimmerman
         Peter R. Sawers         Trustee

                                                By____________________________
                                                        Gifford R. Zimmerman

  William J. Schneider     Trustee                        Attorney-in-Fact


   Judith M. Stockdale     Trustee
                                                        August 3, 1998

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND LARRY W. MARTIN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE TO THIS REGISTRATION STATEMENT.

                                 EXHIBIT INDEX

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
  1(d).    Incumbency Certificate.
     5.    Investment Management Agreement between Registrant
           and Nuveen Advisory Corp.
  5(a).    Renewal of Investment Management Agreement dated May
           20, 1997.
     6.    Distribution Agreement between Registrant and John
           Nuveen & Co. Incorporated.
     8.    Custodian Agreement between Registrant and Chase Man-
           hattan Bank.
  9(a).    Transfer Agency and Service Agreement between Regis-
           trant and State Street Bank and Trust
           Company.
  9(b).    Transfer Agency Agreement between Registrant and
           Shareholder Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11(a).    Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 11(b).    Consent of Deloitte & Touche LLP, Independent Public
           Accountants.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
 99(a).    Original Powers of Attorney for the Trustees autho-
           rizing, among others, Gifford R. Zimmerman and Larry
           W. Martin to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.
 99(c).    Code of Ethics and Reporting Requirements.